Fidelity ®

Institutional

Money Market

Funds

Annual Report

March 31, 2001

(2_fidelity_logos)

Contents

Fidelity Institutional Money Market Funds
Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Domestic Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Independent Auditors' Report	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Treasury Only Portfolio

Investments March 31, 2001

Showing Percentage of Net Assets

U.S. Treasury Obligations - 93.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 41.6%
4/19/01	4.88%	$ 12,120,000	$ 12,087,209
4/19/01	4.95	22,032,000	21,977,612
4/19/01	4.99	26,844,000	26,777,427
4/19/01	5.00	16,488,000	16,447,069
4/19/01	5.06	9,078,000	9,055,192
4/19/01	5.07	50,000,000	49,874,125
5/3/01	5.00	35,000,000	34,846,000
5/3/01	5.01	29,396,000	29,266,569
5/3/01	5.02	10,000,000	9,955,911
5/10/01	4.59	20,000,000	19,900,983
5/10/01	4.98	35,000,000	34,813,260
5/10/01	5.00	20,241,000	20,132,677
5/10/01	6.20	50,000,000	49,673,104
5/17/01	4.49	30,000,000	29,832,750
5/17/01	4.54	30,000,000	29,827,053
5/17/01	4.90	75,000,000	74,535,208
5/24/01	6.25	20,000,000	19,821,567
6/7/01	6.07	15,000,000	14,835,571
6/14/01	5.98	15,000,000	14,821,167
6/28/01	5.66	20,000,000	19,730,867
8/16/01	4.87	25,000,000	24,548,090
			562,759,411
U.S. Treasury Notes - 39.5%
4/30/01	4.79	40,000,000	40,002,832
5/15/01	5.76	138,459,000	138,422,043
5/31/01	4.84	40,000,000	40,018,949
5/31/01	5.15	50,000,000	50,000,000
5/31/01	5.75	45,000,000	45,047,973
6/30/01	4.66	50,000,000	50,219,323
6/30/01	4.68	15,764,000	15,799,433
6/30/01	4.75	40,000,000	40,083,023
7/31/01	4.34	25,000,000	25,091,104
7/31/01	4.45	15,000,000	15,048,877
7/31/01	4.64	10,000,000	10,063,238
7/31/01	5.02	25,000,000	25,127,705
9/30/01	4.27	20,000,000	20,194,531
12/31/01	4.22	20,000,000	20,257,796
			535,376,827
U.S. Treasury Notes - Principal Strips - 12.4%
5/15/01	5.19	25,000,000	24,843,821
5/15/01	5.30	20,000,000	19,872,659
5/15/01	6.31	10,000,000	9,926,115
5/15/01	6.47	10,000,000	9,925,011
5/15/01	6.86	10,000,000	9,921,504
7/31/01	6.53	15,000,000	14,686,317
8/15/01	5.13	10,000,000	9,812,119
8/15/01	5.66	35,000,000	34,277,929

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
8/15/01	6.37%	$ 15,000,000	$ 14,657,021
11/15/01	4.31	20,000,000	19,468,652
			167,391,148
TOTAL INVESTMENT PORTFOLIO - 93.5%	1,265,527,386
NET OTHER ASSETS - 6.5%	88,491,787
NET ASSETS - 100%	$ 1,354,019,173
Total Cost for Income Tax Purposes $ 1,265,527,386
Income Tax Information

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 1,265,527,386
Cash		1,097,398
Receivable for investments sold		148,794,863
Interest receivable		11,533,154
Total assets		1,426,952,801
Liabilities
Payable for investments purchased	$ 69,615,143
Distributions payable	3,014,441
Accrued management fee	190,877
Distribution fees payable	56,575
Other payables and accrued expenses	56,592
Total liabilities		72,933,628
Net Assets		$ 1,354,019,173
Net Assets consist of:
Paid in capital		$ 1,354,029,968
Accumulated net realized gain (loss) on investments		(10,795)
Net Assets		$ 1,354,019,173
Class I: Net Asset Value, offering price and redemption price per share ($1,053,612,105 ÷ 1,053,329,056 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($120,059,408 ÷ 120,027,155 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($180,347,660 ÷ 180,299,211 shares)		$1.00

Statement of Operations

	Year ended March 31, 2001
Investment Income Interest		$ 83,737,012
Expenses
Management fee	$ 2,757,793
Transfer agent fees
Class I	271,195
Class II	16,640
Class III	40,371
Distribution fees
Class II	96,332
Class III	405,734
Accounting fees and expenses	143,108
Non-interested trustees' compensation	5,149
Custodian fees and expenses	26,244
Registration fees	159,696
Audit	24,769
Legal	4,424
Miscellaneous	3,721
Total expenses before reductions	3,955,176
Expense reductions	(714,590)	3,240,586
Net investment income		80,496,426
Net Realized Gain (Loss) on Investments		437,467
Net increase in net assets resulting from operations		$ 80,933,893

See accompanying notes which are an integral part of the financial statements.

Annual Report

Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended March 31, 2001	Year ended March 31, 2000
Operations Net investment income	$ 80,496,426	$ 60,414,936
Net realized gain (loss)	437,467	(100,220)
Net increase (decrease) in net assets resulting from operations	80,933,893	60,314,716
Distributions to shareholders from net investment income:
Class I	(67,693,215)	(53,615,575)
Class II	(3,675,729)	(2,174,437)
Class III	(9,127,482)	(4,624,924)
Total distributions	(80,496,426)	(60,414,936)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	(80,062,726)	183,520,627
Class II	67,574,086	(5,321,260)
Class III	19,228,225	60,242,162
Total share transactions	6,739,585	238,441,529
Total increase (decrease) in net assets	7,177,052	238,341,309
Net Assets
Beginning of period	1,346,842,121	1,108,500,812
End of period	$ 1,354,019,173	$ 1,346,842,121

Financial Highlights - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.059	.049	.049	.052	.050
Less Distributions
From net investment income	(.059)	(.049)	(.049)	(.052)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.03%	4.98%	4.99%	5.33%	5.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053,612	$ 1,133,330	$ 949,894	$ 942,561	$ 1,156,667
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of net investment income to average net assets	5.87%	4.90%	4.87%	5.20%	5.05%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.057	.047	.047	.051	.049
Less Distributions
From net investment income	(.057)	(.047)	(.047)	(.051)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.88%	4.83%	4.84%	5.18%	5.01%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 120,059	$ 52,450	$ 57,776	$ 36,847	$ 56,502
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of expenses to average net assets after expense reductions	.35%	.35%	.35%	.35%	.34% C
Ratio of net investment income to average net assets	5.72%	4.73%	4.73%	5.05%	4.94%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.056	.046	.046	.050	.048
Less Distributions
From net investment income	(.056)	(.046)	(.046)	(.050)	(.048)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.77%	4.72%	4.73%	5.07%	4.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 180,348	$ 161,062	$ 100,831	$ 100,465	$ 36,006
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of net investment income to average net assets	5.62%	4.70%	4.56%	4.96%	4.82%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investments March 31, 2001

Showing Percentage of Net Assets

U.S. Treasury Obligations - 14.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 1.1%
8/16/01	4.92%	$ 100,000,000	$ 98,173,333
U.S. Treasury Notes - 1.7%
5/31/01	6.28	35,000,000	35,005,048
6/30/01	4.65	75,000,000	75,171,750
7/31/01	4.64	50,000,000	50,316,191
			160,492,989
U.S. Treasury Notes - Principal Strips - 11.9%
5/15/01	6.31	70,000,000	69,482,806
5/15/01	6.40	40,000,000	39,701,750
5/15/01	6.42	70,000,000	69,478,570
5/15/01	6.43	40,000,000	39,701,943
5/15/01	6.45	90,000,000	89,327,577
5/15/01	6.47	100,000,000	99,250,106
5/15/01	6.55	50,000,000	49,620,629
5/15/01	6.86	20,000,000	19,843,009
7/31/01	6.53	150,000,000	146,863,168
8/15/01	5.05	50,000,000	49,074,393
8/15/01	5.13	25,000,000	24,530,296
8/15/01	5.24	75,000,000	73,561,892
8/15/01	6.29	50,000,000	48,877,389
8/15/01	6.30	35,000,000	34,207,533
8/15/01	6.37	100,000,000	97,713,475
9/30/01	6.53	50,000,000	48,440,131
11/15/01	4.31	50,000,000	48,671,631
11/15/01	4.54	50,000,000	48,606,718
			1,096,953,016
TOTAL U.S. TREASURY OBLIGATIONS			1,355,619,338
Repurchase Agreements - 83.9%
	Maturity Amount
In a joint trading account (U.S. Treasury Obligations) dated:
1/4/01 due 4/5/01 At 5.75%	$ 202,906,944	200,000,000
2/23/01 due 4/18/01 At 5.22%	201,566,000	200,000,000
3/13/01 due 6/11/01 At 4.83%	101,207,500	100,000,000
3/14/01 due 6/11/01 At 4.83%	151,791,125	150,000,000
3/22/01 due 5/21/01 At 4.72%	201,573,333	200,000,000
3/26/01 due 5/22/01 At 4.70%	201,488,333	200,000,000
3/27/01 due 6/25/01 At 4.58%	202,290,000	200,000,000

	Maturity Amount	Value (Note 1)
3/30/01 due:
4/2/01 At:
5.27%	$ 615,888,498	$ 615,618,000
5.28%	290,658,834	290,531,000
5.28%	5,383,367,187	5,381,000,000
5/30/01 At 4.71%	226,795,688	225,000,000
TOTAL REPURCHASE AGREEMENTS		7,762,149,000
TOTAL INVESTMENT PORTFOLIO - 98.6%	9,117,768,338
NET OTHER ASSETS - 1.4%	130,039,617
NET ASSETS - 100%	$ 9,247,807,955
Total Cost for Income Tax Purposes $ 9,117,768,338
Income Tax Information

A total of 15.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $7,762,149,000) - See accompanying schedule		$ 9,117,768,338
Cash		127
Receivable for investments sold		150,000,000
Interest receivable		12,974,820
Total assets		9,280,743,285
Liabilities
Share transactions in process	$ 1,091,179
Distributions payable	29,450,338
Accrued management fee	1,312,084
Distribution fees payable	804,722
Other payables and accrued expenses	277,007
Total liabilities		32,935,330
Net Assets		$ 9,247,807,955
Net Assets consist of:
Paid in capital		$ 9,247,378,425
Accumulated net realized gain (loss) on investments		429,530
Net Assets		$ 9,247,807,955
Class I: Net Asset Value, offering price and redemption price per share ($5,152,269,281 ÷ 5,151,981,765 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($319,422,612 ÷ 319,404,788 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($3,776,116,062 ÷ 3,775,905,340 shares)		$1.00

Statement of Operations

	Year ended March 31, 2001
Investment Income Interest		$ 514,690,793
Expenses
Management fee	$ 16,502,018
Transfer agent fees
Class I	980,693
Class II	88,591
Class III	741,391
Distribution fees
Class II	617,507
Class III	8,348,726
Accounting fees and expenses	660,043
Non-interested trustees' compensation	31,661
Custodian fees and expenses	23,143
Registration fees	347,769
Audit	47,240
Legal	24,725
Miscellaneous	26,381
Total expenses before reductions	28,439,888
Expense reductions	(2,971,636)	25,468,252
Net investment income		489,222,541
Net Realized Gain (Loss) on Investments		945,815
Net increase in net assets resulting from operations		$ 490,168,356

See accompanying notes which are an integral part of the financial statements.

Annual Report

Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2001	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 489,222,541	$ 378,318,835
Net realized gain (loss)	945,815	(113,301)
Net increase (decrease) in net assets resulting from operations	490,168,356	378,205,534
Distributions to shareholders from net investment income:
Class I	(271,447,215)	(216,051,611)
Class II	(24,282,197)	(18,507,211)
Class III	(193,493,129)	(143,760,013)
Total distributions	(489,222,541)	(378,318,835)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	690,351,186	526,037,130
Class II	(154,123,041)	100,777,594
Class III	651,576,311	202,474,170
Total share transactions	1,187,804,456	829,288,894
Total increase (decrease) in net assets	1,188,750,271	829,175,593
Net Assets
Beginning of period	8,059,057,684	7,229,882,091
End of period	$ 9,247,807,955	$ 8,059,057,684

Financial Highlights - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.061	.050	.051	.054	.052
Less Distributions
From net investment income	(.061)	(.050)	(.051)	(.054)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.22%	5.12%	5.19%	5.55%	5.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,152,269	$ 4,461,393	$ 3,935,421	$ 4,498,484	$ 5,598,330
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of net investment income to average net assets	6.03%	5.00%	5.05%	5.41%	5.17%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.059	.049	.049	.053	.050
Less Distributions
From net investment income	(.059)	(.049)	(.049)	(.053)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.07%	4.97%	5.03%	5.40%	5.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 319,423	$ 473,503	$ 372,734	$ 410,383	$ 89,801
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of net investment income to average net assets	5.90%	4.89%	4.91%	5.25%	5.01%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.058	.048	.048	.052	.049
Less Distributions
From net investment income	(.058)	(.048)	(.048)	(.052)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.96%	4.86%	4.93%	5.29%	5.03%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,776,116	$ 3,124,162	$ 2,921,727	$ 2,998,996	$ 3,624,195
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of net investment income to average net assets	5.79%	4.74%	4.81%	5.17%	4.93%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investments March 31, 2001

Showing Percentage of Net Assets

Federal Agencies - 73.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 46.0%
Agency Coupons - 17.0%
4/2/01	4.95% (a)	$ 580,000,000	$ 579,876,854
4/2/01	4.98 (a)	175,000,000	174,971,551
4/2/01	4.99 (a)	250,000,000	249,961,952
4/2/01	5.03 (a)	228,000,000	227,982,645
5/4/01	4.94 (a)	268,000,000	267,874,094
6/3/01	4.89 (a)	235,000,000	234,938,567
11/21/01	6.39	77,000,000	76,979,909
12/6/01	6.20	50,000,000	49,984,719
			1,862,570,291
Discount Notes - 29.0%
4/2/01	5.51	150,000,000	149,977,250
5/9/01	5.21	500,000,000	497,281,944
5/10/01	5.15	250,000,000	248,618,750
5/10/01	6.53	150,000,000	148,973,000
5/10/01	7.20	100,000,000	99,272,000
5/17/01	5.15	359,519,000	357,180,728
5/17/01	5.27	150,000,000	149,003,333
5/24/01	6.50	250,000,000	247,684,931
5/31/01	5.98	120,000,000	118,832,000
6/22/01	4.63	125,000,000	123,695,972
6/28/01	4.72	200,000,000	197,742,833
6/28/01	4.73	300,000,000	296,575,333
7/5/01	5.72	142,000,000	139,916,544
8/16/01	5.03	50,000,000	49,065,736
10/19/01	6.46	57,000,000	55,058,675
11/16/01	6.42	25,000,000	24,039,472
12/14/01	5.25	50,000,000	48,211,708
12/27/01	5.02	150,000,000	144,600,000
12/28/01	5.03	50,000,000	48,189,569
1/25/02	5.04	50,000,000	48,006,667
			3,191,926,445
			5,054,496,736
Federal Home Loan Bank - 18.1%
Agency Coupons - 2.9%
4/12/01	5.43 (a)	122,000,000	121,955,744
4/19/01	5.52 (a)	200,000,000	199,924,832
			321,880,576
Discount Notes - 15.2%
5/23/01	6.49	50,000,000	49,545,722
6/1/01	4.75	599,891,000	595,181,858
6/8/01	4.92	318,176,000	315,255,144

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
6/20/01	6.00%	$ 63,926,000	$ 63,097,803
6/29/01	4.72	250,000,000	247,146,111
7/5/01	5.73	8,000,000	7,882,411
8/15/01	5.03	153,731,000	150,879,461
8/17/01	5.16	250,000,000	245,179,583
			1,674,168,093
			1,996,048,669
Freddie Mac - 9.7%
Agency Coupons - 0.3%
4/2/01	4.97 (a)	30,000,000	29,983,158
Discount Notes - 9.4%
4/10/01	5.35	100,000,000	99,867,250
5/17/01	5.24	400,000,000	397,355,000
5/17/01	5.27	84,475,000	83,913,711
5/24/01	7.22	80,000,000	79,207,356
6/21/01	4.70	75,000,000	74,216,156
8/6/01	4.57	125,000,000	123,031,250
9/13/01	4.55	80,474,000	78,832,666
12/6/01	6.28	50,000,000	47,959,583
1/31/02	5.01	50,000,000	47,979,375
			1,032,362,347
			1,062,345,505
TOTAL FEDERAL AGENCIES			8,112,890,910
U.S. Treasury Obligations - 0.4%

U.S. Treasury Notes - Principal Strips - 0.4%
9/30/01	6.53	50,000,000	48,440,131
Repurchase Agreements - 38.9%
	Maturity Amount
In a joint trading account (U.S. Government Obligations) dated:
1/4/01 due 4/4/01 At 5.80%	$ 215,074,000	212,000,000
1/18/01 due 4/18/01 At 5.62%	101,405,000	100,000,000
3/5/01 due 4/5/01 At 5.25%	100,452,083	100,000,000
3/7/01 due 4/9/01 At 5.21%	125,596,979	125,000,000
3/12/01 due 4/11/01 At 5.12%	125,533,333	125,000,000
3/13/01 due 4/16/01 At 5.09%	276,321,986	275,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated: - continued
3/14/01 due 5/14/01 At 4.99%	$ 277,325,201	$ 275,000,000
3/22/01 due 5/24/01 At 4.78%	126,045,625	125,000,000
3/23/01 due 5/24/01 At 4.79%	151,237,417	150,000,000
3/30/01 due 4/2/01 At:
5.42%	2,564,157,913	2,563,000,000
5.42%	222,795,584	222,695,000
TOTAL REPURCHASE AGREEMENTS		4,272,695,000
TOTAL INVESTMENT PORTFOLIO - 113.1%	12,434,026,041
NET OTHER ASSETS - (13.1)%	(1,436,427,910)
NET ASSETS - 100%	$ 10,997,598,131
Total Cost for Income Tax Purposes $ 12,434,026,041
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At March 31, 2001, the fund had a capital loss carryforward of approximately $520,000 of which $508,000 and $12,000 will expire on March 31, 2003 and 2004, respectively.

A total of 14.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $4,272,695,000) - See accompanying schedule		$ 12,434,026,041
Interest receivable		22,246,188
Total assets		12,456,272,229
Liabilities
Payable to custodian bank	$ 468
Payable for investments purchased	1,430,976,144
Share transactions in process	2,826,245
Distributions payable	22,070,774
Accrued management fee	1,338,971
Distribution fees payable	312,280
Other payables and accrued expenses	1,149,216
Total liabilities		1,458,674,098
Net Assets		$ 10,997,598,131
Net Assets consist of:
Paid in capital		$ 10,998,120,341
Accumulated net realized gain (loss) on investments		(522,210)
Net Assets		$ 10,997,598,131
Class I: Net Asset Value, offering price and redemption price per share ($9,141,382,100 ÷ 9,141,333,229 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($827,899,414 ÷ 827,894,987 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($1,028,316,617 ÷ 1,028,311,120 shares)		$1.00

Statement of Operations

	Year ended March 31, 2001
Investment Income Interest		$ 508,831,858
Expenses
Management fee	$ 16,083,317
Transfer agent fees
Class I	1,455,170
Class II	135,207
Class III	249,478
Distribution fees
Class II	815,749
Class III	2,501,133
Accounting fees and expenses	643,256
Non-interested trustees' compensation	29,057
Custodian fees and expenses	71,214
Registration fees	1,858,329
Audit	43,009
Legal	23,711
Miscellaneous	18,826
Total expenses before reductions	23,927,456
Expense reductions	(4,531,686)	19,395,770
Net investment income		489,436,088
Net Realized Gain (Loss) on Investments		380,245
Net increase in net assets resulting from operations		$ 489,816,333

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended March 31, 2001	Year ended March 31, 2000
Operations Net investment income	$ 489,436,088	$ 343,882,124
Net realized gain (loss)	380,245	68,022
Net increase (decrease) in net assets resulting from operations	489,816,333	343,950,146
Distributions to shareholders from net investment income:
Class I	(398,123,850)	(272,808,629)
Class II	(32,506,263)	(23,748,922)
Class III	(58,805,975)	(47,324,573)
Total distributions	(489,436,088)	(343,882,124)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	3,107,836,505	1,136,381,651
Class II	320,465,082	87,724,687
Class III	(60,629,240)	259,804,627
Total share transactions	3,367,672,347	1,483,910,965
Total increase (decrease) in net assets	3,368,052,592	1,483,978,987
Net Assets
Beginning of period	7,629,545,539	6,145,566,552
End of period	$ 10,997,598,131	$ 7,629,545,539

Financial Highlights - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.062	.052	.052	.055	.052
Less Distributions
From net investment income	(.062)	(.052)	(.052)	(.055)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.34%	5.32%	5.31%	5.60%	5.37%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,141,382	$ 6,033,243	$ 4,896,805	$ 3,528,366	$ 2,810,717
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of net investment income to average net assets	6.13%	5.23%	5.18%	5.47%	5.25%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.060	.050	.050	.053	.051
Less Distributions
From net investment income	(.060)	(.050)	(.050)	(.053)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.18%	5.17%	5.16%	5.45%	5.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 827,899	$ 507,409	$ 419,679	$ 151,951	$ 108,636
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of net investment income to average net assets	5.98%	5.10%	4.94%	5.32%	5.10%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.059	.049	.049	.052	.050
Less Distributions
From net investment income	(.059)	(.049)	(.049)	(.052)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.08%	5.06%	5.05%	5.34%	5.11%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,028,317	$ 1,088,894	$ 829,083	$ 674,582	$ 658,964
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of net investment income to average net assets	5.88%	4.98%	4.91%	5.21%	5.00%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Domestic Portfolio

Investments March 31, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 6.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 6.6%
Chase Manhattan Bank USA NA
5/1/01	5.07%	$ 90,000,000	$ 90,000,000
Citibank NA, New York
7/2/01	4.78	100,000,000	100,000,000
Comerica Bank
1/22/02	5.26	17,500,000	17,519,064
First Union National Bank, North Carolina
4/30/01	7.00	25,000,000	25,000,000
Michigan National Bank, Detroit
5/18/01	6.70	11,000,000	10,999,136
Michigan National Bank, Farmington Hills
5/24/01	6.62	40,000,000	39,999,192
Northern Trust Co.
8/20/01	5.18	100,000,000	100,000,000
Southtrust Bank NA
5/21/01	4.94	50,000,000	50,000,000
State Street Bank & Trust Co.
5/1/01	5.07	50,000,000	50,000,000
Suntrust Bank
5/17/01	5.05	150,000,000	149,999,995
TOTAL CERTIFICATES OF DEPOSIT			633,517,387
Commercial Paper - 52.3%

American Express Credit Corp.
5/15/01	5.09	100,000,000	99,384,000
5/15/01	5.10	45,000,000	44,722,250
Associates Corp. of North America
6/11/01	6.34	25,000,000	24,696,771
AT&T Corp.
4/19/01	5.09 (b)	50,000,000	49,958,667
Bank of America Corp.
5/9/01	5.26	70,000,000	69,616,517
8/3/01	5.20	75,000,000	73,690,250
Bank One Corp.
4/25/01	4.98	50,000,000	49,834,667
Centric Capital Corp.
4/9/01	5.20	15,300,000	15,282,388
4/16/01	5.04	31,200,000	31,134,740
4/24/01	5.38	25,000,000	24,914,868
5/17/01	5.32	24,270,000	24,107,189
CIT Group, Inc.
4/16/01	5.20	100,000,000	99,784,583
4/17/01	5.43	70,000,000	69,832,622
4/19/01	5.55	100,000,000	99,726,000
5/4/01	5.11	50,000,000	49,767,625
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/10/01	5.30	45,000,000	44,940,713
4/17/01	5.00	35,000,000	34,922,533

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
5/9/01	4.97%	$ 50,000,000	$ 49,739,278
Citicorp
4/11/01	5.26	50,000,000	49,927,222
4/26/01	5.03	50,000,000	49,826,389
Corporate Receivables Corp.
4/19/01	5.41	25,000,000	24,933,000
5/7/01	4.91	50,000,000	49,756,000
5/10/01	5.32	25,000,000	24,857,813
5/16/01	5.32	50,000,000	49,671,875
5/29/01	5.29	20,000,000	19,831,800
5/30/01	4.84	30,000,000	29,764,000
6/22/01	4.78	50,000,000	49,462,444
CXC, Inc.
5/10/01	5.32	20,000,000	19,886,250
5/22/01	5.31	20,000,000	19,851,817
5/24/01	5.28	60,000,000	59,539,783
6/13/01	5.02	50,000,000	49,497,618
Delaware Funding Corp.
4/5/01	5.44	48,419,000	48,389,922
4/20/01	4.97	45,000,000	44,882,438
4/20/01	4.99	49,966,000	49,834,936
Edison Asset Securitization LLC
4/4/01	5.32	70,000,000	69,969,083
5/14/01	5.05	100,000,000	99,401,583
5/22/01	5.31	28,666,000	28,453,203
6/12/01	4.96	50,000,000	49,510,000
Enterprise Funding Corp.
4/9/01	5.28	70,881,000	70,798,306
4/20/01	5.17	46,551,000	46,424,717
4/24/01	5.60	15,000,000	14,947,100
Falcon Asset Securitization Corp.
4/3/01	5.30	29,300,000	29,291,405
4/9/01	5.30	36,210,000	36,167,594
4/10/01	5.22	34,010,000	33,965,787
4/20/01	5.02	90,000,000	89,762,500
4/24/01	4.99	135,000,000	134,571,338
Fleet Funding Corp.
4/10/01	5.01	40,000,000	39,950,000
Ford Motor Credit Co.
4/4/01	5.50	120,000,000	119,945,500
4/27/01	5.37	145,000,000	144,442,878
5/8/01	5.12	25,000,000	24,869,729
5/11/01	5.10	45,000,000	44,747,500
GE Capital International Funding, Inc.
5/9/01	5.32	40,000,000	39,777,911
5/10/01	5.30	95,000,000	94,461,746
General Electric Capital Corp.
4/11/01	5.53	50,000,000	49,924,028
4/27/01	5.06	35,000,000	34,872,853
5/7/01	5.44	20,000,000	19,892,800
5/8/01	6.21	50,000,000	49,688,069
6/4/01	6.27	40,000,000	39,566,933
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Capital Corp. - continued
7/10/01	4.89%	$ 50,000,000	$ 49,331,944
7/11/01	4.84	30,000,000	29,599,367
7/27/01	4.69	75,000,000	73,873,875
General Electric Capital Services, Inc.
5/18/01	4.86	25,000,000	24,842,681
6/4/01	5.25	40,000,000	39,632,356
6/8/01	6.08	30,000,000	29,664,533
6/11/01	4.90	40,000,000	39,618,178
General Motors Acceptance Corp.
5/2/01	5.46	55,000,000	54,745,197
5/3/01	5.46	26,450,000	26,323,510
5/21/01	5.12	35,000,000	34,753,542
5/21/01	5.32	25,000,000	24,817,708
5/30/01	5.18	50,000,000	49,581,264
Goldman Sachs Group, Inc.
4/12/01	5.76	140,000,000	139,757,450
4/30/01	5.39	75,000,000	74,678,583
Household Finance Corp.
5/29/01	5.16	40,000,000	39,671,978
J.P. Morgan Chase & Co.
5/24/01	4.85	122,000,000	121,136,071
Jupiter Securitization Corp.
4/10/01	5.27	18,855,000	18,830,253
4/27/01	4.99	33,905,000	33,783,300
Lehman Brothers Holdings, Inc.
8/6/01	5.43	35,000,000	34,348,808
Morgan Stanley Dean Witter & Co.
4/11/01	5.07	35,000,000	34,950,903
5/21/01	5.29	75,000,000	74,456,250
New Center Asset Trust
4/12/01	5.58	45,000,000	44,924,238
5/14/01	5.32	100,000,000	99,372,917
5/17/01	5.10	20,000,000	19,870,944
5/22/01	5.34	80,000,000	79,402,733
6/12/01	5.31	50,000,000	49,478,000
Park Avenue Receivables Corp.
4/5/01	5.32	100,000,000	99,941,111
4/20/01	4.99	100,407,000	100,143,627
Preferred Receivables Funding Corp.
4/24/01	5.60	30,000,000	29,894,200
4/27/01	5.35	27,540,000	27,434,583
Salomon Smith Barney Holdings, Inc.
4/2/01	5.45	100,000,000	99,984,861
5/7/01	5.44	30,000,000	29,839,200
Triple-A One Funding Corp.
4/6/01	5.30	25,116,000	25,097,582
4/11/01	5.32	96,119,000	95,977,758
4/19/01	5.20	49,220,000	49,092,766

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Variable Funding Capital Corp.
4/2/01	5.45%	$ 100,000,000	$ 99,984,861
4/23/01	5.40	50,000,000	49,836,528
TOTAL COMMERCIAL PAPER			5,050,045,191
Federal Agencies - 8.2%

Fannie Mae - 5.4%
Agency Coupons - 0.5%
12/6/01	6.20	50,000,000	49,984,719
Discount Notes - 4.9%
4/5/01	6.52	25,000,000	24,982,444
4/19/01	6.52	60,000,000	59,810,700
4/26/01	6.51	72,791,000	72,471,528
5/9/01	5.21	75,000,000	74,592,292
5/17/01	5.25	50,000,000	49,669,056
5/24/01	5.20	60,000,000	59,546,850
5/24/01	6.48	40,000,000	39,630,472
7/5/01	5.72	18,000,000	17,735,900
8/2/01	5.08	19,000,000	18,678,013
8/9/01	5.10	50,000,000	49,102,639
			466,219,894
			516,204,613
Federal Home Loan Bank - 1.1%
Discount Notes - 1.1%
8/8/01	5.08	9,000,000	8,840,201
8/17/01	5.16	100,000,000	98,071,833
			106,912,034
Freddie Mac - 1.5%
Discount Notes - 1.5%
4/5/01	5.83	25,000,000	24,984,028
4/26/01	6.51	20,000,000	19,912,222
5/17/01	5.24	100,000,000	99,338,750
			144,235,000
Student Loan Marketing Association - 0.2%
Discount Notes - 0.2%
6/29/01	5.70	23,000,000	22,684,421
TOTAL FEDERAL AGENCIES			790,036,068
U.S. Treasury Obligations - 0.5%

U.S. Treasury Notes - Principal Strips - 0.5%
7/31/01	6.53	50,000,000	48,954,390
Bank Notes - 8.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
American Express Centurion Bank
4/2/01	5.18% (b)	$ 50,000,000	$ 50,000,000
4/5/01	5.27 (b)	15,000,000	15,000,000
4/23/01	4.95 (b)	50,000,000	50,000,000
4/23/01	5.03 (b)	20,000,000	20,000,000
Bank of America NA
5/4/01	5.42	150,000,000	150,000,000
5/4/01	7.20	50,000,000	50,000,000
Bank One NA, Chicago
4/2/01	5.13 (b)	25,000,000	24,997,690
4/30/01	5.64 (b)	45,000,000	45,047,466
5/2/01	6.64	50,000,000	50,000,000
5/24/01	5.43	18,000,000	18,000,000
6/4/01	6.55	75,000,000	75,000,000
6/25/01	5.38	16,000,000	16,000,000
8/27/01	5.01	50,000,000	50,000,000
Harris Trust & Savings Bank, Chicago
4/12/01	5.17 (b)	30,000,000	29,997,633
Lasalle Bank NA
5/4/01	5.75	75,000,000	75,000,000
7/2/01	4.75	130,000,000	130,000,000
TOTAL BANK NOTES			849,042,789
Master Notes - 0.2%

Goldman Sachs Group, Inc.
4/23/01	5.46 (c)	25,000,000	25,000,000
Medium-Term Notes - 4.9%

Associates Corp. of North America
6/29/01	4.86 (b)	60,000,000	60,000,000
Bank of America Corp.
4/16/01	5.98 (b)	5,500,000	5,504,569
CIESCO LP
4/15/01	5.13 (b)	15,000,000	15,000,000
Citicorp
5/24/01	5.47 (b)	45,000,000	45,038,695
Ford Motor Credit Co.
4/16/01	5.85 (b)	14,600,000	14,607,766
GE Life & Annuity Assurance Co.
5/1/01	5.18 (b)(c)	55,000,000	55,000,000
General Motors Acceptance Corp.
4/30/01	5.00 (b)	30,000,000	29,996,400
General Motors Acceptance Corp. Mortgage Credit
4/2/01	0.00 (b)	20,000,000	19,997,052
4/2/01	5.30 (b)	20,000,000	19,997,052
4/2/01	5.34	20,000,000	19,997,047
4/2/01	5.35	45,000,000	44,993,343

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc.
4/3/01	5.26% (b)	$ 50,000,000	$ 49,999,973
4/20/01	5.04 (b)	25,000,000	25,000,000
Travelers Insurance Co.
7/2/01	0.00 (b)(c)	65,000,000	65,000,000
TOTAL MEDIUM-TERM NOTES			470,131,897
Short-Term Notes - 2.9%

GE Life & Annuity Assurance Co.
4/2/01	5.39 (b)(c)	55,000,000	55,000,000
Jackson National Life Insurance Co.
4/2/01	6.56 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
4/2/01	5.42 (b)(c)	10,000,000	10,000,000
4/2/01	5.45 (b)(c)	10,000,000	10,000,000
New York Life Insurance Co.
4/1/01	6.53 (b)(c)	25,000,000	25,000,000
4/1/01	6.62 (b)(c)	25,000,000	25,000,000
SMM Trust 2000 M
6/13/01	5.04 (b)(c)	50,000,000	50,000,000
Transamerica Occidental Life Insurance Co.
5/1/01	5.70 (b)(c)	35,000,000	35,000,000
Travelers Insurance Co.
4/2/01	6.51 (b)(c)	65,000,000	65,000,000
TOTAL SHORT-TERM NOTES			285,000,000
Municipal Securities - 0.6%

Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 5.2925% 2/1/40, LOC Student Ln. Marketing Assoc.
2/1/02	5.29 (a)(b)	55,000,000	55,000,000
Repurchase Agreements - 18.3%
	Maturity Amount
In a joint trading account:
(U.S. Government Obligations) dated 3/30/01 due 4/2/01 At 5.42%	$ 272,890,200	272,767,000
(U.S. Treasury Obligations) dated 3/30/01 due 4/2/01 At 5.25%	100,043,750	100,000,000
With:
Bank of America NA At 5.48%, dated 3/30/01 due 4/2/01 (Corporate Obligations) (principal amount $45,210,316) 0% - 8.8%, 7/15/03 - 11/1/24	47,021,463	47,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
Chase Securities, Inc. At 5.44%, dated 3/30/01 due 4/2/01 (Corporate Obligations) (principal amount $349,546,000) 0% - 8.5%, 8/1/01 - 12/29/49	$ 313,141,893	$ 313,000,000
Credit Suisse First Boston, Inc. At 5.47%, dated 3/30/01 due 4/2/01 (Commercial Paper Obligations) (principal amount $214,658,000) 0% - 0.53%, 4/2/01 - 9/24/01	200,091,167	200,000,000
Goldman Sachs & Co. At 5.45%, dated 3/30/01 due 4/2/01 (Commercial Paper Obligations) (principal amount $255,322,592) 0%, 4/5/01 - 6/29/01	249,112,984	249,000,000
Lehman Commercial Paper, Inc. At:
5.46%, dated 3/30/01 due 4/2/01 (Commercial Paper Obligations) (principal amount $209,270,000) 0%, 4/9/01 - 10/2/01	200,091,000	200,000,000
5.51%, dated 3/30/01 due 4/2/01 (Commercial Paper Obligations) (principal amount $147,000,000) 0% - 6%, 4/2/01	140,064,283	140,000,000
Morgan Stanley & Co. At 5.44%, dated 3/30/01 due 4/2/01 (Commercial Paper Obligations) (principal amount $256,705,000) 0% - 7.11%, 4/3/01 - 12/19/01	250,113,333	250,000,000
TOTAL REPURCHASE AGREEMENTS	1,771,767,000
TOTAL INVESTMENT PORTFOLIO - 103.3%	9,978,494,722
NET OTHER ASSETS - (3.3)%	(322,800,640)
NET ASSETS - 100%	$ 9,655,694,082
Total Cost for Income Tax Purposes $ 9,978,494,722
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,000,000 or 0.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co.: 5.18%, 5/1/01	3/30/01	$ 55,000,000
5.39%, 4/2/01	4/6/00	$ 55,000,000
Goldman Sachs Group, Inc. 5.46%, 4/23/01	2/22/01	$ 25,000,000
Jackson National Life Insurance Co. 6.56%, 4/2/01	7/6/99	$ 10,000,000
Monumental Life Insurance Co.: 5.42%, 4/2/01	9/17/98	$ 10,000,000
5.45%, 4/2/01	3/12/99	$ 10,000,000
New York Life Insurance Co.: 6.53%, 4/1/01	7/13/00	$ 25,000,000
6.62%, 4/1/01	12/20/00	$ 25,000,000
SMM Trust 2000 M 5.04%, 6/13/01	12/11/00	$ 50,000,000
Transamerica Occidental Life Insurance Co. 5.70%, 5/1/01	4/28/00	$ 35,000,000
Travelers Insurance Co.: 0%, 7/2/01	3/30/01	$ 65,000,000
6.51%, 4/2/01	3/30/00	$ 65,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $430,000,000 or 4.5% of net assets.

Income Tax Information

A total of 2.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Domestic Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $1,771,767,000) - See accompanying schedule		$ 9,978,494,722
Cash		23,913,043
Interest receivable		21,457,841
Total assets		10,023,865,606
Liabilities
Payable for investments purchased	$ 350,000,000
Distributions payable	15,132,397
Accrued management fee	1,357,602
Distribution fees payable	464,121
Other payables and accrued expenses	1,217,404
Total liabilities		368,171,524
Net Assets		$ 9,655,694,082
Net Assets consist of:
Paid in capital		$ 9,655,677,156
Accumulated net realized gain (loss) on investments		16,926
Net Assets		$ 9,655,694,082
Class I: Net Asset Value, offering price and redemption price per share ($6,829,158,544 ÷ 6,829,154,926 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($1,295,039,354 ÷ 1,295,038,668 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($1,531,496,184 ÷ 1,531,495,373 shares)		$1.00

Statement of Operations

	Year ended March 31, 2001
Investment Income Interest		$ 443,076,668
Expenses
Management fee	$ 13,817,032
Transfer agent fees
Class I	1,055,949
Class II	169,582
Class III	344,909
Distribution fees
Class II	1,095,732
Class III	3,775,694
Accounting fees and expenses	563,233
Non-interested trustees' compensation	23,771
Custodian fees and expenses	101,953
Registration fees	1,424,657
Audit	41,711
Legal	19,816
Miscellaneous	15,331
Total expenses before reductions	22,449,370
Expense reductions	(3,762,891)	18,686,479
Net investment income		424,390,189
Net Realized Gain (Loss) on Investments		270,738
Net increase in net assets resulting from operations		$ 424,660,927

See accompanying notes which are an integral part of the financial statements.

Annual Report

Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2001	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 424,390,189	$ 234,513,972
Net realized gain (loss)	270,738	(165,714)
Net increase (decrease) in net assets resulting from operations	424,660,927	234,348,258
Distributions to shareholders from net investment income:
Class I	(290,010,842)	(174,380,158)
Class II	(44,297,725)	(16,893,455)
Class III	(90,081,622)	(43,240,359)
Total distributions	(424,390,189)	(234,513,972)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	2,466,664,534	2,132,513,496
Class II	979,134,714	(8,754,446)
Class III	90,038,463	844,063,969
Total share transactions	3,535,837,711	2,967,823,019
Total increase (decrease) in net assets	3,536,108,449	2,967,657,305
Net Assets
Beginning of period	6,119,585,633	3,151,928,328
End of period	$ 9,655,694,082	$ 6,119,585,633

Financial Highlights - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.062	.053	.052	.055	.053
Less Distributions
From net investment income	(.062)	(.053)	(.052)	(.055)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.43%	5.45%	5.37%	5.64%	5.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,829,159	$ 4,362,301	$ 2,229,906	$ 1,170,833	$ 919,554
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of net investment income to average net assets	6.21%	5.47%	5.17%	5.50%	5.26%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.061	.052	.051	.054	.051
Less Distributions
From net investment income	(.061)	(.052)	(.051)	(.054)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.27%	5.29%	5.22%	5.49%	5.24%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,295,039	$ 315,890	$ 324,648	$ 34,455	$ 4,235
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of net investment income to average net assets	6.06%	5.21%	4.92%	5.36%	5.10%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.060	.051	.050	.053	.050
Less Distributions
From net investment income	(.060)	(.051)	(.050)	(.053)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.16%	5.19%	5.11%	5.38%	5.13%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,531,496	$ 1,441,394	$ 597,374	$ 73,298	$ 121,709
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of net investment income to average net assets	5.96%	5.20%	4.84%	5.26%	5.02%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investments March 31, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 30.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.8%
Chase Manhattan Bank USA NA
5/1/01	5.07%	$ 230,000,000	$ 230,000,000
Southtrust Bank NA
5/21/01	4.94	140,000,000	140,000,000
			370,000,000
London Branch, Eurodollar, Foreign Banks - 18.1%
Abbey National Treasury Services PLC
5/17/01	7.36	100,000,000	100,000,000
8/20/01	5.22	50,000,000	50,000,000
Alliance & Leicester PLC
5/8/01	5.33	50,000,000	50,000,000
5/29/01	4.88	50,000,000	50,000,400
Bank of Scotland Treasury Services PLC
5/14/01	5.31	90,000,000	90,000,530
5/23/01	5.28	30,000,000	30,000,214
Barclays Bank PLC
5/9/01	5.33	100,000,000	100,000,000
8/16/01	5.18	100,000,000	100,000,000
Bayerische Hypo-und Vereinsbank AG
5/24/01	5.44	36,000,000	36,000,000
5/29/01	4.85	200,000,000	200,000,000
6/25/01	5.38	36,000,000	36,000,000
Bradford & Bingley Building Society
5/29/01	4.87	60,000,000	60,000,479
Commerzbank AG
6/26/01	4.75	100,000,000	100,000,000
Credit Agricole Indosuez
5/15/01	4.92	70,000,000	70,008,086
Danske Bank AS
4/30/01	5.46	65,000,000	65,002,540
5/29/01	5.26	50,000,000	50,000,795
Deutsche Bank AG
4/9/01	5.75	200,000,000	200,000,000
8/20/01	5.21	150,000,000	150,000,000
Dresdner Bank AG
6/20/01	4.75	100,000,000	100,010,564
6/20/01	6.25	200,000,000	200,000,000
6/29/01	6.07	100,000,000	100,000,000
Halifax PLC
4/5/01	6.16	150,000,000	150,000,000
5/14/01	5.31	220,000,000	220,000,000
5/29/01	4.84	300,000,000	300,000,000
ING Bank NV
6/4/01	4.82	100,000,000	100,000,000
6/12/01	4.80	30,000,000	30,010,099
Landesbank Baden-Wuerttemberg
4/23/01	5.35	50,000,000	50,006,598
Lloyds TSB Bank PLC
5/4/01	4.96	100,000,000	100,000,456

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Merita Bank PLC
5/8/01	5.10%	$ 60,000,000	$ 60,000,153
Nationwide Building Society
6/13/01	5.26	125,000,000	125,000,000
Norddeutsche Landesbank Girozentrale
5/8/01	5.30	45,000,000	45,000,000
RaboBank Nederland Coop. Central
5/1/01	4.98	200,000,000	200,000,000
5/7/01	5.09	165,000,000	165,000,000
5/8/01	4.95	70,000,000	70,000,358
Westdeutsche Landesbank Girozentrale
5/2/01	6.64	150,000,000	150,000,000
			3,702,041,272
New York Branch, Yankee Dollar, Foreign Banks - 10.7%
Bank of Scotland Treasury Services PLC
4/30/01	5.01 (b)	85,000,000	84,983,548
Barclays Bank PLC
4/2/01	5.07 (b)	135,000,000	134,972,339
Bayerische Landesbank Girozentrale
4/4/01	5.80	55,000,000	55,000,000
BNP Paribas SA
5/2/01	5.00	50,000,000	49,995,541
6/21/01	4.75	90,000,000	90,000,000
Canadian Imperial Bank of Commerce
4/2/01	5.12 (b)	200,000,000	199,971,370
Commerzbank AG
6/25/01	4.76	95,000,000	95,000,000
Credit Agricole Indosuez
4/9/01	5.43	150,000,000	150,000,000
Credit Communal de Belgique SA
5/3/01	7.10	100,000,000	99,997,512
Credit Suisse First Boston Bank
5/29/01	4.87	100,000,000	100,000,000
Dexia Bank SA
5/25/01	5.41	200,000,000	200,000,000
Dresdner Bank AG
6/22/01	4.75	25,000,000	25,000,000
Lloyds TSB Bank PLC
5/1/01	4.98	100,000,000	99,997,401
Merita Bank PLC
5/8/01	5.10	60,000,000	60,000,000
National Bank of Canada
6/26/01	4.76	50,000,000	50,000,000
National Westminster Bank PLC
5/31/01	4.91	100,000,000	100,000,000
RaboBank Nederland Coop. Central
5/8/01	7.15	100,000,000	99,997,127
Royal Bank of Canada
4/2/01	5.12 (b)	100,000,000	99,989,373
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
4/5/01	5.79%	$ 25,000,000	$ 25,000,000
Svenska Handelsbanken AB
5/2/01	7.01	55,000,000	54,999,558
Toronto Dominion Bank
5/21/01	5.32	135,000,000	135,000,000
UBS AG
5/1/01	7.00	170,000,000	169,997,354
			2,179,901,123
TOTAL CERTIFICATES OF DEPOSIT			6,251,942,395
Commercial Paper - 56.3%

Alliance & Leicester PLC
5/21/01	6.61	20,000,000	19,822,222
American General Finance Corp.
5/9/01	5.37	50,000,000	49,720,278
Amsterdam Funding Corp.
4/4/01	5.44	50,000,000	49,977,458
4/9/01	5.04	75,000,000	74,916,333
4/10/01	5.24	35,000,000	34,954,325
4/12/01	5.24	75,819,000	75,698,069
4/30/01	5.00	50,000,000	49,799,417
5/16/01	4.93	100,000,000	99,387,500
5/17/01	4.90	75,000,000	74,534,250
5/17/01	4.91	100,000,000	99,377,722
Aspen Funding Corp.
4/4/01	5.05	60,000,000	59,974,800
Asset Securitization Cooperative Corp.
4/6/01	5.14	163,000,000	162,884,089
4/9/01	5.33	200,000,000	199,764,444
4/10/01	5.27	115,000,000	114,849,062
5/17/01	4.89	50,000,000	49,690,139
Associates First Capital BV
4/17/01	5.02	100,000,000	99,777,778
AT&T Corp.
4/19/01	5.09 (b)	135,000,000	134,896,668
BBL North America Funding Corp.
4/17/01	5.07	100,000,000	99,775,556
5/14/01	4.98	50,000,000	49,705,271
Bradford & Bingley Building Society
5/22/01	5.30	50,000,000	49,629,542
Caisse des Depots et Consignations
4/25/01	5.08	35,600,000	35,480,147
Centric Capital Corp.
8/28/01	4.70	12,100,000	11,869,129
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/10/01	5.30	150,000,000	149,802,375

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
4/24/01	5.02%	$ 140,000,000	$ 139,552,778
4/26/01	4.98	100,000,000	99,655,556
Citicorp
4/12/01	5.22	100,000,000	99,841,111
4/17/01	5.01	90,000,000	89,800,400
4/18/01	5.00	110,000,000	109,741,317
4/24/01	4.98	100,000,000	99,683,111
4/30/01	5.02	100,000,000	99,597,222
Corporate Asset Funding Co.
4/4/01	5.30	75,000,000	74,967,000
4/11/01	5.41	47,500,000	47,429,278
4/23/01	5.08	50,000,000	49,845,694
4/26/01	5.37	25,000,000	24,907,813
5/30/01	5.18	100,000,000	99,162,528
Corporate Receivables Corp.
4/17/01	5.00	50,000,000	49,889,333
5/4/01	5.46	65,000,000	64,679,442
5/11/01	5.49	100,000,000	99,400,000
5/18/01	5.32	25,000,000	24,828,646
5/25/01	5.27	100,000,000	99,220,000
5/29/01	5.29	50,000,000	49,579,500
CXC, Inc.
4/26/01	5.08	100,000,000	99,649,306
5/10/01	5.32	50,000,000	49,715,625
5/11/01	5.31	100,000,000	99,417,778
5/25/01	5.34	100,000,000	99,211,000
Delaware Funding Corp.
4/9/01	5.28	97,198,000	97,084,602
4/16/01	5.06	153,205,000	152,883,270
4/17/01	5.01	104,469,000	104,237,311
4/18/01	4.99	51,051,000	50,931,186
5/22/01	4.89	90,000,000	89,381,625
Den Danske Corp., Inc.
5/14/01	5.31	40,000,000	39,749,167
Deutsche Bank Financial, Inc.
5/11/01	5.46	225,000,000	223,657,500
Dexia Delaware LLC
6/19/01	4.75	50,000,000	49,485,403
6/22/01	4.75	25,000,000	24,732,931
Edison Asset Securitization LLC
4/4/01	5.32	105,000,000	104,953,625
4/11/01	5.40	209,377,000	209,065,843
4/12/01	5.29	85,000,000	84,863,386
4/13/01	5.36	70,000,000	69,875,867
5/14/01	5.05	25,000,000	24,850,396
5/16/01	4.89	100,000,000	99,393,750
Enterprise Funding Corp.
4/12/01	5.42	48,928,000	48,847,717
5/4/01	5.49	10,000,000	9,950,408
5/14/01	5.38	4,466,000	4,437,674
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Falcon Asset Securitization Corp.
4/11/01	5.22%	$ 209,400,000	$ 209,097,533
4/17/01	5.14	74,080,000	73,911,427
4/26/01	4.97	50,000,000	49,828,125
Fleet Funding Corp.
4/27/01	5.00	60,000,000	59,784,200
Ford Motor Credit Co.
5/8/01	5.09	75,000,000	74,610,729
5/8/01	5.12	90,000,000	89,531,025
5/11/01	5.06	150,000,000	149,163,333
5/17/01	4.94	100,000,000	99,373,889
5/17/01	5.06	100,000,000	99,359,833
Fortis Funding LLC
5/2/01	5.32	50,000,000	49,773,958
8/13/01	5.18	25,000,000	24,530,069
GE Capital International Funding, Inc.
5/8/01	5.32	100,000,000	99,459,389
General Electric Capital Corp.
4/11/01	5.53	100,000,000	99,848,056
4/27/01	5.06	75,000,000	74,727,542
5/7/01	5.34	100,000,000	99,472,000
5/7/01	5.44	50,000,000	49,732,000
5/18/01	4.86	65,000,000	64,590,969
6/11/01	4.90	90,000,000	89,140,900
General Motors Acceptance Corp.
5/2/01	5.46	140,000,000	139,351,411
5/21/01	5.12	82,000,000	81,422,583
5/21/01	5.32	65,000,000	64,526,042
5/29/01	5.18	25,000,000	24,794,181
6/12/01	5.31	125,000,000	123,695,000
ING America Insurance Holdings, Inc.
5/10/01	5.31	50,000,000	49,716,167
6/12/01	4.91	25,000,000	24,757,500
8/15/01	5.18	50,000,000	49,046,111
J.P. Morgan Chase & Co.
4/10/01	5.02	150,000,000	149,812,500
5/8/01	5.10	100,000,000	99,480,972
Jupiter Securitization Corp.
4/10/01	5.27	55,000,000	54,927,813
4/18/01	5.18	100,000,000	99,756,806
4/25/01	5.53	45,000,000	44,836,200
4/30/01	4.98	75,000,000	74,700,938
5/22/01	5.31	20,211,000	20,060,967
5/30/01	5.30	22,255,000	22,064,244
Kitty Hawk Funding Corp.
4/16/01	5.07	48,992,000	48,888,913
Lehman Brothers Holdings, Inc.
8/8/01	5.43	85,000,000	83,393,628
Montauk Funding Corp.
4/11/01	5.07	80,000,000	79,887,778
4/11/01	5.24	150,000,000	149,782,917

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
5/23/01	5.29%	$ 150,000,000	$ 148,869,000
Morgan Stanley Dean Witter & Co.
4/11/01	5.07	85,000,000	84,880,764
4/26/01	4.97	300,000,000	298,968,750
National Rural Utility Coop. Finance Corp.
4/10/01	5.02	60,000,000	59,925,000
New Center Asset Trust
5/14/01	5.32	100,000,000	99,372,917
6/5/01	5.03	50,000,000	49,551,319
6/12/01	4.88	50,000,000	49,518,000
Newport Funding Corp.
4/6/01	5.30	100,000,000	99,926,667
8/21/01	5.10	35,000,000	34,313,174
Nordbanken, North America, Inc.
5/8/01	5.30	100,000,000	99,462,472
Park Avenue Receivables Corp.
4/18/01	5.00	36,292,000	36,206,653
4/19/01	5.00	39,400,000	39,301,894
4/25/01	5.00	65,461,000	65,243,669
Preferred Receivables Funding Corp.
4/2/01	5.45	73,000,000	72,989,020
4/4/01	5.56	11,000,000	10,994,958
4/12/01	5.12	71,070,000	70,959,249
4/20/01	5.00	40,000,000	39,894,867
4/26/01	4.97	83,520,000	83,232,900
RaboBank Nederland Coop. Central
6/29/01	4.81	55,000,000	54,354,132
Salomon Smith Barney Holdings, Inc.
4/11/01	5.54	75,000,000	74,885,833
4/17/01	4.99	73,000,000	72,838,751
5/7/01	5.44	80,000,000	79,571,200
Societe Generale NA
6/19/01	4.75	200,000,000	197,941,611
Southern Co.
4/25/01	5.02	76,000,000	75,746,667
Svenska Handelsbanken, Inc.
4/23/01	4.99	75,000,000	74,772,208
4/30/01	5.04	50,000,000	49,797,806
Three Rivers Funding Corp.
4/16/01	5.02	100,000,000	99,791,667
TotalFinaElf SA
4/10/01	5.02	49,040,000	48,978,700
Triple-A One Funding Corp.
4/16/01	5.07	28,819,000	28,758,360
Variable Funding Capital Corp.
4/12/01	5.42	100,000,000	99,835,917
4/20/01	5.11	75,000,000	74,798,917
4/20/01	5.40	55,000,000	54,844,701
5/4/01	5.12	50,000,000	49,767,167
5/9/01	5.33	50,000,000	49,722,389
5/10/01	5.32	55,000,000	54,687,188
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Variable Funding Capital Corp. - continued
5/17/01	5.06%	$ 100,000,000	$ 99,359,833
Windmill Funding Corp.
4/6/01	5.43	50,000,000	49,962,639
4/9/01	5.21	150,000,000	149,827,000
5/17/01	4.90	150,000,000	149,068,500
5/17/01	4.91	150,000,000	149,066,583
6/20/01	4.78	50,000,000	49,475,556
TOTAL COMMERCIAL PAPER			11,476,744,919
Federal Agencies - 1.5%

Fannie Mae - 0.5%
Discount Notes - 0.5%
4/19/01	6.51	105,000,000	104,668,463
Federal Home Loan Bank - 0.7%
Discount Notes - 0.7%
6/27/01	5.71	139,437,000	137,563,432
Student Loan Marketing Association - 0.3%
Discount Notes - 0.3%
6/29/01	5.70	61,000,000	60,163,029
TOTAL FEDERAL AGENCIES			302,394,924
Bank Notes - 2.6%

American Express Centurion Bank
4/5/01	5.27 (b)	40,000,000	40,000,000
Bank of America NA
5/4/01	5.42	200,000,000	200,000,000
Bank One NA, Chicago
5/2/01	6.64	140,000,000	140,000,000
5/24/01	5.43	41,000,000	41,000,000
6/25/01	5.38	41,000,000	41,000,000
Lasalle Bank NA
5/4/01	5.75	75,000,000	75,000,000
TOTAL BANK NOTES			537,000,000
Master Notes - 0.3%

Goldman Sachs Group, Inc.
4/23/01	5.46 (c)	55,000,000	55,000,000
Medium-Term Notes - 4.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Associates Corp. of North America
6/29/01	4.86% (b)	$ 160,000,000	$ 160,000,000
Bank of Scotland Treasury Services PLC
4/25/01	5.67 (b)	35,000,000	35,040,948
CIESCO LP
4/15/01	5.13 (b)	50,000,000	50,000,000
CIT Group, Inc.
4/2/01	5.11 (b)	70,000,000	69,996,989
General Motors Acceptance Corp.
4/30/01	5.00 (b)	85,000,000	84,989,799
General Motors Acceptance Corp. Mortgage Credit
4/2/01	0.00 (b)	55,000,000	54,991,894
4/2/01	5.30 (b)	30,000,000	29,995,578
4/2/01	5.34	55,000,000	54,991,878
4/2/01	5.35	150,000,000	149,977,809
5/2/01	5.13	30,000,000	29,872,327
Merrill Lynch & Co., Inc.
4/3/01	5.26 (b)	70,000,000	69,999,962
4/20/01	5.04 (b)	90,000,000	90,000,000
URI Trust 2000-1
6/18/01	4.99 (b)(c)	43,000,000	43,000,000
TOTAL MEDIUM-TERM NOTES			922,857,184
Short-Term Notes - 2.3%

Jackson National Life Insurance Co.
4/2/01	6.56 (b)(c)	47,000,000	47,000,000
Monumental Life Insurance Co.
4/2/01	5.42 (b)(c)	36,000,000	36,000,000
4/2/01	5.45 (b)(c)	55,000,000	55,000,000
New York Life Insurance Co.
4/1/01	6.53 (b)(c)	60,000,000	60,000,000
4/1/01	6.62 (b)(c)	43,000,000	43,000,000
6/1/01	5.23 (b)(c)	37,000,000	37,000,000
Pacific Life Insurance Co.
6/8/01	5.20 (b)(c)	20,000,000	20,000,000
RACERS Series 00 10MM,
4/23/01	5.00 (a)(b)	70,000,000	70,000,000
Transamerica Occidental Life Insurance Co.
5/1/01	5.70 (b)(c)	95,000,000	95,000,000
TOTAL SHORT-TERM NOTES			463,000,000
Time Deposits - 1.5%

UBS AG
4/2/01	5.50	301,000,000	300,999,992
Repurchase Agreements - 0.5%
	Maturity Amount	Value (Note 1)
In a joint trading account:
(U.S. Government Obligations) dated 3/30/01 due 4/2/01 At 5.42%	$ 113,051	$ 113,000
(U.S. Treasury Obligations) dated 3/30/01 due 4/2/01 At 5.28%	203,089	203,000
With Morgan Stanley & Co. At 5.44%, dated 3/30/01 due 4/2/01 (Commercial Paper Obligations) (principal amount $105,532,000) 0%, 4/12/01 - 4/27/01	100,045,333	100,000,000
TOTAL REPURCHASE AGREEMENTS		100,316,000
TOTAL INVESTMENT PORTFOLIO - 100.1%	20,410,255,414
NET OTHER ASSETS - (0.1)%	(14,046,077)
NET ASSETS - 100%	$ 20,396,209,337
Total Cost for Income Tax Purposes $ 20,410,255,414
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,000,000 or 0.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc. 5.46%, 4/23/01	2/22/01	$ 55,000,000
Jackson National Life Insurance Co. 6.56%, 4/2/01	7/6/99	$ 47,000,000
Monumental Life Insurance Co.: 5.42%, 4/2/01	7/31/98 - 9/17/98	$ 36,000,000
5.45%, 4/2/01	3/12/99	$ 55,000,000
New York Life Insurance Co.: 5.23%, 6/1/01	8/28/00	$ 37,000,000
6.53%, 4/1/01	7/13/00	$ 60,000,000
6.62%, 4/1/01	12/20/00	$ 43,000,000
Pacific Life Insurance Co. 5.20%, 6/8/01	9/8/00	$ 20,000,000
Transamerica Occidental Life Insurance Co. 5.70%, 5/1/01	4/28/00	$ 95,000,000
URI Trust 2000-1 4.99%, 6/18/01	12/15/00	$ 43,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $491,000,000 or 2.4% of net assets.

Income Tax Information

At March 31, 2001, the fund had a capital loss carryforward of approximately $1,109,000 of which $115,000, $547,000, $245,000, $14,000, $180,000 and $8,000 will expire on March 31, 2002, 2003, 2004, 2005, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $100,316,000) - See accompanying schedule		$ 20,410,255,414
Interest receivable		83,735,440
Other receivables		12,324
Total assets		20,494,003,178
Liabilities
Payable to custodian bank	$ 27
Payable for investments purchased	29,872,327
Share transactions in process	28,565,051
Distributions payable	33,877,784
Accrued management fee	3,344,656
Distribution fees payable	228,420
Other payables and accrued expenses	1,905,576
Total liabilities		97,793,841
Net Assets		$ 20,396,209,337
Net Assets consist of:
Paid in capital		$ 20,397,318,451
Accumulated net realized gain (loss) on investments		(1,109,114)
Net Assets		$ 20,396,209,337
Class I: Net Asset Value, offering price and redemption price per share ($19,336,800,492 ÷ 19,337,829,560 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($270,781,133 ÷ 270,795,544 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($788,627,712 ÷ 788,669,681 shares)		$1.00

Statement of Operations

	Year ended March 31, 2001
Investment Income Interest		$ 1,164,605,768
Expenses
Management fee	$ 36,192,031
Transfer agent fees
Class I	3,506,701
Class II	47,340
Class III	172,181
Distribution fees
Class II	331,276
Class III	1,770,086
Accounting fees and expenses	970,332
Non-interested trustees' compensation	56,924
Custodian fees and expenses	251,861
Registration fees	1,603,358
Audit	74,272
Legal	51,652
Miscellaneous	43,480
Total expenses before reductions	45,071,494
Expense reductions	(10,402,983)	34,668,511
Net investment income		1,129,937,257
Net Realized Gain (Loss) on Investments		1,211,956
Net increase in net assets resulting from operations		$ 1,131,149,213

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended March 31, 2001	Year ended March 31, 2000
Operations Net investment income	$ 1,129,937,257	$ 811,943,997
Net realized gain (loss)	1,211,956	(93,341)
Net increase (decrease) in net assets resulting from operations	1,131,149,213	811,850,656
Distributions to shareholders from net investment income:
Class I	(1,073,930,954)	(770,963,387)
Class II	(13,484,548)	(7,882,635)
Class III	(42,521,755)	(33,097,975)
Total distributions	(1,129,937,257)	(811,943,997)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	4,352,002,282	2,215,659,788
Class II	71,215,799	109,824,473
Class III	105,706,261	30,345,612
Total share transactions	4,528,924,342	2,355,829,873
Total increase (decrease) in net assets	4,530,136,298	2,355,736,532
Net Assets
Beginning of period	15,866,073,039	13,510,336,507
End of period	$ 20,396,209,337	$ 15,866,073,039

Financial Highlights - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.063	.053	.053	.055	.053
Less Distributions
From net investment income	(.063)	(.053)	(.053)	(.055)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.47%	5.47%	5.40%	5.68%	5.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,336,800	$ 14,983,658	$ 12,768,085	$ 9,383,996	$ 8,714,137
Ratio of expenses to average net assets	.18% B	.18% B	.18% B	.18% B	.18% B
Ratio of net investment income to average net assets	6.26%	5.36%	5.24%	5.54%	5.31%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Financial Highlights - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.061	.052	.051	.054	.051
Less Distributions
From net investment income	(.061)	(.052)	(.051)	(.054)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.31%	5.31%	5.24%	5.52%	5.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 270,781	$ 199,551	$ 89,741	$ 85,990	$ 167,583
Ratio of expenses to average net assets	.33% B	.33% B	.33% B	.33% B	.33% B
Ratio of net investment income to average net assets	6.11%	5.17%	5.13%	5.39%	5.16%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.060	.051	.050	.053	.050
Less Distributions
From net investment income	(.060)	(.051)	(.050)	(.053)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.20%	5.20%	5.14%	5.41%	5.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 788,628	$ 682,865	$ 652,511	$ 487,808	$ 444,048
Ratio of expenses to average net assets	.43% B	.43% B	.43% B	.43% B	.43% B
Ratio of net investment income to average net assets	6.01%	5.10%	4.98%	5.28%	5.06%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value (Note 1)
Alabama - 2.8%
Anniston Indl. Dev. Board (Pharmacia Corp. Proj.) Series 1992, 3.6%, VRDN (b)	$ 9,100,000	$ 9,100,000
Anniston Solid Waste Disp. Auth. (Pharmacia Corp. Proj.) Series 1992, 3.6%, VRDN (b)	2,230,000	2,230,000
Columbia Ind. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1999 A, 3.95%, VRDN (b)	3,000,000	3,000,000
Decatur Ind. Dev. Board Poll. Cont. Rev. (Monsanto Co. Proj.):
Series 1990, 3.6%, VRDN (b)	5,925,000	5,925,000
Series 1992, 3.6%, VRDN (b)	3,500,000	3,500,000
Series 1994, 3.6%, VRDN (b)	3,115,000	3,115,000
Jefferson County Swr. Rev. Participating VRDN:
Series MSDW 00 397, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	4,810,000	4,810,000
Series MSDW 01 457, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	3,200,000	3,200,000
Mobile Ind. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 3.58%, VRDN (b)	12,000,000	12,000,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 3.55%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	3,700,000	3,700,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 3.65%, LOC Southtrust Bank NA, VRDN (b)	3,530,000	3,530,000
		54,110,000
Alaska - 0.6%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.55% (Liquidity Facility Bank of America NA) (b)(c)	2,100,000	2,100,000
Series FRRI 98 2, 3.55% (Liquidity Facility Bank of New York NA) (b)(c)	3,010,000	3,010,000
Series FRRI 99 2, 3.6% (Liquidity Facility Commerzbank AG) (b)(c)	3,300,000	3,300,000
Series Merlots 99 D, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	3,300,000	3,300,000
		11,710,000
Arizona - 2.9%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Springerville Proj.) Series 1983 C, 3.55%, LOC Societe Generale, VRDN (b)	1,200,000	1,200,000

	Principal Amount	Value (Note 1)
Arizona Health Facilities Auth. Rev. (Arizona Health Care Pooled Fing. Prog.) Series 2000 A, 3.65%, VRDN (b)	$ 9,200,000	$ 9,200,000
Arizona School District Fing. Prog. Ctfs. of Prtn. TAN Series 2000, 4.875% 7/31/01 (AMBAC Insured)	3,800,000	3,811,867
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Prog.) 5% 7/1/01	3,100,000	3,104,447
Phoenix Ind. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 3.6%, LOC Gen. Elec. Cap. Corp., VRDN (b)	18,000,000	18,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Med. Ctr. Proj.) Series 1995, 3.5%, LOC Chase Manhattan Bank, VRDN (b)	9,540,000	9,540,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 1997 A, 3.45% 4/11/01 (Liquidity Facility M&I Thunderbird Bank Phoenix ), CP	5,600,000	5,600,000
Series B, 3.2% 9/11/01, CP	6,500,000	6,500,000
		56,956,314
Arkansas - 0.2%
Pulaski County Health Facilities Board Rev. (Catholic Health Initiatives Proj.) Series 2000 B, 3.6%, LOC Bank One NA, VRDN (b)	4,100,000	4,100,000
California - 0.4%
California Higher Ed. Student Ln. Auth. Rev. Bonds Series A 2B, 3.15%, tender 4/1/02, LOC Student Ln. Marketing Assoc. (b)	7,700,000	7,700,000
Colorado - 1.9%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.65%, LOC Bank One, Colorado NA, VRDN (b)	12,200,000	12,200,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.55% (Liquidity Facility Societe Generale) (b)(c)	12,000,000	12,000,000
Denver City & County Arpt. Rev. Participating VRDN:
Series 1997 Q, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	2,900,000	2,900,000
Series MSDW 00 425, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	5,620,000	5,620,000
Series MSDW 98 153, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	4,600,000	4,600,000
		37,320,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.5%, VRDN (b)	$ 2,000,000	$ 2,000,000
Series 1999 A, 3.7%, VRDN (b)	4,465,000	4,465,000
Delaware Hsg. Auth. Bonds Series PA 39, 4.35%, tender 4/19/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,760,000	4,760,000
		11,225,000
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Participating VRDN:
Series ROC 00 2, 3.55% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)	21,625,000	21,625,000
Series ROC II 99 10, 3.55% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)	3,965,000	3,965,000
Series ROC II 99 12, 3.55% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)	4,200,000	4,200,000
		29,790,000
Florida - 9.2%
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series PA 697, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	16,015,000	16,015,000
Series PT 1223, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,000,000	3,000,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series 010904, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	11,175,000	11,175,000
Series BS 01115, 3.85% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	10,000,000	10,000,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.52% (MBIA Insured) (BPA Bank One NA, Chicago), VRDN (b)	14,500,000	14,500,000
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1992 B, 3.3% tender 4/5/01 (Liquidity Facility Suntrust Bank), CP mode	1,000,000	1,000,000
Series 1995 A, 3.2% tender 4/6/01, CP mode	4,500,000	4,500,000
Series 1997 B, 4.4% tender 4/10/01 (Liquidity Facility Suntrust Bank), CP mode	5,100,000	5,100,000
Orange County Health Facilities Auth. Rev.:
Participating VRDN Series PA 95, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,085,000	6,085,000
(SHCC Svcs., Inc. Proj.) Series 1992, 3.45%, LOC Suntrust Bank, VRDN (b)	2,610,000	2,610,000

	Principal Amount	Value (Note 1)
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series SG 18, 3.55% (Liquidity Facility Societe Generale) (b)(c)	$ 4,365,000	$ 4,365,000
Palm Beach County Rev. (Saint Andrews School Boca Raton Proj.) Series 1998, 3.6%, LOC Bank of America NA, VRDN (b)	5,900,000	5,900,000
Pinellas County School District TAN 4.65% 6/29/01	47,000,000	47,041,104
Saint Petersburg Cap. Impt. Rev. (Arpt. & Golf Course Proj.) Series 1997 B, 3.45%, LOC Suntrust Bank, VRDN (b)	90,000	90,000
Sarasota County Pub. Hosp. Board Participating VRDN Series Putters 161, 3.55% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(c)	14,995,000	14,995,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1996 A:
3.2% tender 8/16/01, CP mode	8,200,000	8,200,000
4.4% tender 4/12/01, CP mode	5,700,000	5,700,000
Sunshine State Govt. Fing. Commission Rev.:
Series B, 3.2% 9/11/01 (FGIC Insured), CP	3,975,000	3,975,000
Series C, 3.45% 4/12/01 (AMBAC Insured), CP	13,631,000	13,631,000
Series D, 3.2% 9/11/01 (FGIC Insured) (AMBAC Insured), CP	1,640,000	1,640,000
		179,522,104
Georgia - 4.4%
Albany-Dougherty County Hosp. Auth. Rev. (Phoebe Puttnay Memorial Hosp. Proj.) Series 1996, 3.55% (AMBAC Insured) (BPA Suntrust Bank), VRDN (b)	5,400,000	5,400,000
Atlanta Arpt. Rev. Participating VRDN:
Series 001003, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	5,000,000	5,000,000
Series PA 677R, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,200,000	6,200,000
Columbia County Elderly Auth. Residential Care Facilities Rev. (Augusta Residential Ctr. on Aging Proj.) 3.5%, LOC Suntrust Bank, VRDN (b)	9,800,000	9,800,000
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.6%, LOC Suntrust Bank, VRDN (b)	3,100,000	3,100,000
Fulton County Dev. Auth.:
(Georgia Tech Athletic Assoc. Proj.) 3.5%, VRDN (b)	5,705,000	5,705,000
(Woodward Academy, Inc. Proj.) Series 1997, 3.5%, LOC Suntrust Bank, VRDN (b)	6,000,000	6,000,000
Georgia Gen. Oblig. Participating VRDN Series ROC 2 R11, 3.55% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 1992 O, 6.55% 7/1/01 (FGIC Insured)	$ 5,000,000	$ 5,125,422
Participating VRDN Series MSDW 00 227, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	5,785,000	5,785,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Autumnbrook Apts. Proj.) Series 1991 A, 3.65%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	5,200,000	5,200,000
South Georgia Hosp. Auth. Rev. (Georgia Alliance Cmnty. Hosp. Proj.) Series 1999 A, 3.65% (AMBAC Insured), VRDN (b)	21,400,000	21,400,000
		86,415,422
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Bonds Series A, 5% 11/1/01 (FGIC Insured)	4,880,000	4,931,680
Idaho - 0.3%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.):
Series 1990, 3.6%, VRDN (b)	3,600,000	3,600,000
Series 1994 A, 3.6%, VRDN (b)	3,000,000	3,000,000
		6,600,000
Illinois - 8.0%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 3.6% (Liquidity Facility Bank of America NA) (b)(c)	9,000,000	9,000,000
Chicago Gen. Oblig.:
Bonds:
Series 2001, 3.65%, tender 8/9/01, LOC Landesbank Hessen-Thuringen (b)	3,100,000	3,100,000
Series A, 4.25%, tender 10/25/01, LOC Landesbank Hessen-Thuringen (b)	5,400,000	5,400,000
Participating VRDN:
Series Merlots 00 A12, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	2,200,000	2,200,000
Series MSDW 00 426, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	5,495,000	5,495,000
Series PA 643 R, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,895,000	5,895,000
Chicago Pub. Bldg. Cmnty. Bldg. Participating VRDN Series PA 473, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,995,000	3,995,000

	Principal Amount	Value (Note 1)
Chicago Rev. (HomeStart Prog.) Series 2000 A, 3.55%, LOC Northern Trust Co., LOC Bank One NA, VRDN (b)	$ 10,000,000	$ 10,000,000
Chicago Tax Increment Allocation Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 3.55%, LOC Northern Trust Co., VRDN (b)	11,000,000	11,000,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	2,400,000	2,400,000
Cook County Gen. Oblig. Participating VRDN:
Series 011302, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	3,200,000	3,200,000
Series FRRI 01 N5, 3.55% (Liquidity Facility Bank of New York NA) (b)(c)	6,000,000	6,000,000
Glendale Heights Participating VRDN Series PT 106, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,330,000	1,330,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.):
Series 1999 B1, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	5,700,000	5,700,000
Series A, 3.65% (Bank of America NA Guaranteed), VRDN (b)	19,870,000	19,870,000
(Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 3.55%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000,000	6,000,000
Illinois Edl. Facilities Auth. Rev. Participating VRDN Series Merlots 97 U, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	4,250,000	4,250,000
Illinois Gen. Oblig. Participating VRDN:
Series 001304, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	2,300,000	2,300,000
Series MSDW 00 257, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	3,000,000	3,000,000
Series MSDW 98 143, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	23,065,000	23,065,000
Series ROC 00 10, 3.55% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)	5,400,000	5,400,000
Illinois Health Facilities Auth. Rev. (Franciscan Eldercare Proj.):
Series 1996 B, 3.52%, LOC Lasalle Bank NA, VRDN (b)	3,650,000	3,650,000
Series 1996 C, 3.52%, LOC Lasalle Bank NA, VRDN (b)	11,000,000	11,000,000
Univ. of Illinois Rev. Participating VRDN Series 001301, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	3,000,000	3,000,000
		156,250,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - 3.0%
Fort Wayne Econ. Dev. Rev. (Edy's Grand Ice Cream Proj.) Series 1985, 3.625%, LOC Bank of America NA, VRDN (b)	$ 3,950,000	$ 3,950,000
Indiana Bond Bank TAN Series A2, 4% 1/22/02, LOC Bank of New York NA	20,600,000	20,709,413
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) 3.9% (Liquidity Facility Chase Manhattan Bank), VRDN (b)	7,300,000	7,300,000
Marshall County Ind. Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 3.55%, LOC Bank One NA, VRDN (b)	7,900,000	7,900,000
Petersburg Poll. Cont. Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
3.5% tender 4/12/01, CP mode	2,800,000	2,800,000
3.75% tender 4/10/01, CP mode	10,000,000	10,000,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 3.65%, LOC Bank One, Indiana NA, VRDN (b)	2,400,000	2,400,000
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 3.65%, LOC Bank One, Indiana NA, VRDN (b)	2,700,000	2,700,000
		57,759,413
Kansas - 0.9%
Burlington Poll. Cont. Rev. Participating VRDN Series FRRI A15, 3.55% (Liquidity Facility Bank of New York NA) (b)(c)	8,000,000	8,000,000
Sedgwick County Unified School District #259 Bonds 5.5% 9/1/01	8,800,000	8,840,317
		16,840,317
Kentucky - 2.5%
Jefferson County Poll. Cont. Rev. (Philip Morris Co., Inc. Proj.) Series 1992, 3.65%, VRDN (b)	1,300,000	1,300,000
Jefferson County Retirement Home Rev. (Nazareth Library Proj.) 3.57%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,500,000	4,500,000
Kentucky Asset Liability Commission Gen. Fund Rev. TRAN Series A, 5.25% 6/27/01	29,200,000	29,247,270
Louisville & Jefferson County Visitors & Convention Commission Rev. Participating VRDN Series PT 69, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,520,000	3,520,000
Middletown Rev. (Christian Academy Proj.) Series 1997, 3.65%, LOC Bank One, Kentucky NA, VRDN (b)	10,900,000	10,900,000
		49,467,270
Louisiana - 3.2%
Calcasieu Parish Ind. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.):
Series 1992, 3.55%, VRDN (b)	10,000,000	10,000,000
Series 1999, 3.6%, VRDN (b)	3,400,000	3,400,000

	Principal Amount	Value (Note 1)
Jefferson Parish Hosp. Svc. District #2 Participating VRDN Series CDC 99 C, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(c)	$ 3,070,000	$ 3,070,000
Lafayette Econ. Dev. Auth. Ind. Dev. Rev. (Holt County of Louisiana Proj.) 3.83%, LOC Chase Bank of Texas NA, VRDN (b)	3,630,000	3,630,000
Louisiana Gen. Oblig. Participating VRDN:
Series CDC 00 Z, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(c)	9,160,000	9,160,000
Series MSDW 00 217, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	11,170,000	11,170,000
Lousiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) 3.65% (MBIA Insured), VRDN (b)	3,800,000	3,800,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991:
3.45% tender 4/5/01, CP mode	11,900,000	11,900,000
3.45% tender 8/24/01, CP mode	6,300,000	6,300,000
		62,430,000
Maine - 0.2%
Maine Hsg. Auth. Mtg. Purchase Rev. Bonds Series E1, 4.35% 11/14/01	4,300,000	4,300,000
Maryland - 0.3%
Baltimore Gen. Oblig. Rev. Participating VRDN Series SGA 20, 3.6% (Liquidity Facility Societe Generale) (b)(c)	5,500,000	5,500,000
Massachusetts - 0.6%
Massachusetts Gen. Oblig. Series F, 3.5% 4/12/01, LOC Morgan Guaranty Trust Co., NY, CP	11,100,000	11,100,000
Michigan - 1.5%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 3.55%, LOC Northern Trust Co., VRDN (b)	2,100,000	2,100,000
Detroit Swr. Disp. Rev. Participating VRDN Series SG 133, 3.55% (Liquidity Facility Societe Generale) (b)(c)	4,400,000	4,400,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	2,000,000	2,000,000
Michigan Bldg. Auth. Rev. Participating VRDN Series 012202, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	5,545,000	5,545,000
Michigan Gen. Oblig. Ctfs. of Prtn. Bonds 4% 10/1/01, LOC Bank of New York NA	5,700,000	5,721,091
Michigan Muni. Bond Auth. Rev. Participating VRDN Series 002201, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. Participating VRDN Series MSDW 00 382, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	$ 2,000,000	$ 2,000,000
Wayne Charter County Arpt. Rev. Participating VRDN Series SG 122, 3.55% (Liquidity Facility Societe Generale) (b)(c)	5,600,000	5,600,000
		29,666,091
Minnesota - 2.9%
Minneapolis & Saint Paul Metro. Arpts. Commission Rev. Participating VRDN:
Series Merlots 00 ZZ, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	3,300,000	3,300,000
Series SGA 121, 3.6% (Liquidity Facility Societe Generale) (b)(c)	3,700,000	3,700,000
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2000 G, 4.35%, tender 8/30/01 (b)	7,890,000	7,890,000
Participating VRDN Series PT 114, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	15,340,000	15,340,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.6% (Fannie Mae Guaranteed), VRDN (b)	21,400,000	21,400,000
Saint Paul Port Auth. Indl. Dev. Rev. (Weyerhaeuser Co. Proj.) Series 1993, 4.45%, VRDN (b)	1,800,000	1,800,000
Univ. of Minnesota Gen. Oblig. Participating VRDN Series ROC II R29, 3.55% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(c)	4,165,000	4,165,000
		57,595,000
Mississippi - 1.6%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2000 A, 3.6%, LOC Bank One, Louisiana NA, VRDN (b)	3,000,000	3,000,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	3,100,000	3,100,000
Mississippi Gen. Oblig. Participating VRDN:
Series 992401, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	5,300,000	5,300,000
Series Putters 138, 3.55% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)	14,455,000	14,455,000
Series Putters 169, 3.55% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(c)	5,660,000	5,660,000
		31,515,000

	Principal Amount	Value (Note 1)
Missouri - 0.4%
Missouri Envir. Impt. & Energy Resource Auth. Wtr. Poll. Rev. Participating VRDN Series PA 702, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 5,010,000	$ 5,010,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series CDC 00 H, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(c)	3,530,000	3,530,000
		8,540,000
Nebraska - 0.9%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 3.8%, LOC Lasalle Bank NA, VRDN (b)	2,600,000	2,600,000
Omaha Gen. Oblig. Participating VRDN:
Series 002701, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	5,100,000	5,100,000
Series BS 00 108, 3.85% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	9,495,000	9,495,000
		17,195,000
Nevada - 0.2%
Clark County School District Participating VRDN Series MSDW 00 378, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	2,015,000	2,015,000
Las Vegas Valley Wtr. District Series 1998 A, 3.2% 9/11/01, LOC UBS AG, LOC Westdeutsche Landesbank Girozentrale, CP	2,000,000	2,000,000
		4,015,000
New Mexico - 0.9%
Albuquerque Joint Wtr. & Swr. Sys. Bonds Series 1994 A, 5.5% 7/1/01	2,000,000	2,008,134
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 3.75%, VRDN (b)	10,000,000	10,000,000
New Mexico Gen. Oblig. TRAN 5% 6/29/01	1,000,000	1,002,544
New Mexico Hosp. Equip. Ln. Council Rev. (Pooled Ln. Prog.) Series 2000 A, 3.65%, VRDN (b)	5,400,000	5,400,000
		18,410,678
New York - 0.5%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Merlots 99 G, 3.54% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	9,695,000	9,695,000
Non State Specific - 0.6%
Stephens Equity Trust I Participating VRDN Series 1996, 3.65%, LOC Bayerische Hypo-und Vereinsbank AG (b)(c)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
North Carolina - 0.5%
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (NCA&T Univ. Foundation Prog.) Series 2001, 3.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	$ 5,300,000	$ 5,300,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 693, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,000,000	3,000,000
North Carolina Gen. Oblig. Participating VRDN Series MSDW 00 249, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	2,495,000	2,495,000
		10,795,000
Ohio - 5.5%
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 3.6% (Liquidity Facility Societe Generale) (b)(c)	3,000,000	3,000,000
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 3.55%, LOC Nat'l. City Bank, VRDN (b)	10,600,000	10,600,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 3.55%, LOC Nat'l. City Bank, VRDN (b)	7,000,000	7,000,000
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 3.55%, LOC Bank One NA, VRDN (b)	3,600,000	3,600,000
Hunting Valley Gen. Oblig. BAN 3.6% 2/27/02	4,750,000	4,760,413
Indian Hill Exempt Village School District Hamilton County BAN 4.86% 6/28/01	4,500,000	4,506,815
Lake County Ohio Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 3.58%, LOC Bank One NA, VRDN (b)	13,150,000	13,150,000
Lorain County Hosp. Rev. (Elyria United Methodist Village Proj.) Series 1996 B, 3.55%, LOC Bank One NA, VRDN (b)	3,000,000	3,000,000
Lorain County Independent Living Facilities (Elyria United Methodist Village Proj.) 3.55%, LOC Bank One NA, VRDN (b)	12,520,000	12,520,000
Marion County Hosp. Impt. Rev. (Pooled Lease Prog.) Series 1990, 3.55%, LOC Bank One NA, VRDN (b)	4,770,000	4,770,000
Medina County Hsg. Rev. (The Oaks at Medina Proj.) Series B, 3.55%, LOC Bank One NA, VRDN (b)	2,800,000	2,800,000
Ohio Air Quality Dev. Auth. Rev. Bonds (Cleveland Elec. Illumination Co. Proj.) Series 1988 B, 3.15% tender 9/12/01 (FGIC Insured) (Liquidity Facility FGIC-SPI), CP mode	4,500,000	4,500,000

	Principal Amount	Value (Note 1)
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 3.65%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 11,725,000	$ 11,725,000
Series 1999, 3.65%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,700,000	9,700,000
Ohio Pub. Facilities Commission Rev. Bonds 5% 11/1/01 (FSA Insured)	2,740,000	2,767,035
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 3.6%, LOC Key Bank Nat'l. Assoc., VRDN (b)	4,510,000	4,510,000
Summit County Gen. Oblig. BAN 5.5% 5/31/01	3,900,000	3,904,288
		106,813,551
Oklahoma - 0.8%
McGee Creek Auth. Wtr. Rev. Participating VRDN Series CDC 00 B, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(c)	2,480,000	2,480,000
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 3.65% (CDC Fdg. Corp. Guaranteed), VRDN (b)	13,100,000	13,100,000
		15,580,000
Oregon - 1.3%
Multnomah County School District #1J Portland TRAN 5% 6/29/01	9,000,000	9,012,606
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 3.55%, LOC Bank One, Arizona NA, VRDN (b)	5,500,000	5,500,000
Oregon Hsg. & Cmnty. Svcs. Dept. Bonds Series 2001 E, 3.2% 3/28/02	10,000,000	10,000,000
		24,512,606
Pennsylvania - 4.4%
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 3.58%, LOC Kredietbank, VRDN (b)	4,715,000	4,715,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2000, 3.9% (Liquidity Facility Morgan Guaranty Trust Co., NY), VRDN (b)	19,150,000	19,150,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) 3.55% (BPA Chase Manhattan Bank), VRDN (b)	14,710,000	14,710,000
Lehigh County Gen. Purp. Auth. (Lehigh Valley Hosp. Proj.) Series A, 3.85% (AMBAC Insured) (BPA Chase Manhattan Bank), VRDN (b)	4,700,000	4,700,000
Lehigh County Ind. Dev. Auth. Rev. (The Keebler Co. Proj.) Series 1992, 3.6%, LOC Bank of Nova Scotia, VRDN (b)	1,340,000	1,340,000
Montgomery County Ind. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Proj.) 3.6%, LOC PNC Bank NA, VRDN (b)	5,720,000	5,720,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 3.7% (AMBAC Insured), VRDN (b)	$ 3,400,000	$ 3,400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
(Carlow College Proj.) Series 1997 B2, 4.4%, tender 11/1/01, LOC PNC Bank NA (b)	3,400,000	3,400,000
(Messiah College Proj.) Series 1998 C2, 4.4%, tender 11/1/01, LOC PNC Bank NA (b)	2,550,000	2,550,000
Philadelphia Auth. for Indl. Dev. Revs. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 3.6%, LOC PNC Bank NA, VRDN (b)	2,100,000	2,100,000
Philadelphia Muni. Auth. Rev. Participating VRDN Series FRRI N14, 3.55% (Liquidity Facility Bank of New York NA) (b)(c)	6,980,000	6,980,000
Philadelphia Wtr. & Swr. Rev. Participating VRDN Series CDC 97 Q, 3.55% (Liquidity Facility Caisse des Depots et Consignations) (b)(c)	1,980,000	1,980,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 3.7%, LOC PNC Bank NA, VRDN (b)	4,350,000	4,350,000
South Fork Muni. Auth. Hosp. Rev. (Lee Hosp. Proj.) Series 1993 B, 3.53%, LOC PNC Bank NA, VRDN (b)	2,140,000	2,140,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Pennsylvania Panthers Proj.) Series 2001 A, 4% 4/4/02	7,800,000	7,860,703
		85,095,703
South Carolina - 0.5%
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 3.55% (Alcoa, Inc. Guaranteed), VRDN (b)	7,600,000	7,600,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 004001, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	2,000,000	2,000,000
		9,600,000
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Bonds (Homeownership Mtg. Prog.) Series 2000 J, 4.375% 11/8/01	4,000,000	4,000,000
Tennessee - 1.5%
Blount County Health Edl. & Hsg. Facilities Rev. (Presbyterian Homes of Tennessee Proj.) Series 2000, 3.5%, LOC Suntrust Bank, VRDN (b)	7,000,000	7,000,000
Jackson Gas Sys. Rev. Series 2000, 3.5%, LOC Suntrust Bank, VRDN (b)	5,600,000	5,600,000
Jackson Health & Hsg. Facilities Board Multi-family Hsg. Rev. (Post House North Apts. Proj.) 3.65%, LOC Southtrust Bank NA, VRDN (b)	3,375,000	3,375,000

	Principal Amount	Value (Note 1)
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series FRRI 00 A2, 3.55% (Liquidity Facility Bank of New York NA) (b)(c)	$ 4,300,000	$ 4,300,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,900,000	3,900,000
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 3.55% (Liquidity Facility Societe Generale) (b)(c)	30,000	30,000
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 11, 3.6% (Liquidity Facility Societe Generale) (b)(c)	2,100,000	2,100,000
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Bonds 6.075% 1/1/02 (AMBAC Insured)	3,100,000	3,222,975
		29,527,975
Texas - 18.1%
Austin Combined Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.55% (Liquidity Facility Bank of America NA) (b)(c)	11,190,000	11,190,000
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 131, 3.6% (Liquidity Facility Societe Generale) (b)(c)	8,605,000	8,605,000
Austin Gen. Oblig. Participating VRDN Series 004305, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	5,955,000	5,955,000
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 3.68%, LOC Household Fin. Corp., VRDN (b)	6,000,000	6,000,000
Austin Independent School District Variable Rate TRAN 3.872% 8/31/01 (b)(d)	10,000,000	10,000,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	6,300,000	6,300,000
Brazos Hbr. Ind. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 4.35% tender 4/6/01, CP mode	2,200,000	2,200,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1990, 3.25% tender 7/25/01, CP mode	3,000,000	3,000,000
Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series 1991:
3.45% tender 4/5/01, CP mode	3,200,000	3,200,000
3.45% tender 8/24/01, CP mode	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	$ 5,100,000	$ 5,100,000
Granbury Independent School District Participating VRDN Series SG 129, 3.55% (Liquidity Facility Societe Generale) (b)(c)	4,815,000	4,815,000
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 3.55% (Liquidity Facility Societe Generale) (b)(c)	6,575,000	6,575,000
Harlandale Independent School District Participating VRDN Series SGA 100, 3.6% (Liquidity Facility Societe Generale) (b)(c)	4,100,000	4,100,000
Harris County Gen. Oblig. Participating VRDN Series SG 96, 3.55% (Liquidity Facility Societe Generale) (b)(c)	2,400,000	2,400,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Methodist Hosp. Proj.) Series 1994, 3.9%, VRDN (b)	16,950,000	16,950,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	5,000,000	5,000,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 3.65% (FSA Insured), VRDN (b)	10,000,000	10,000,000
Harris County Ind. Dev. Corp. Ind. Dev. Rev. (Johann Haltermann Proj.) Series 1996 B, 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	1,085,000	1,085,000
Houston Arpt. Sys. Rev. Participating VRDN Series SG 149, 3.55% (Liquidity Facility Societe Generale) (b)(c)	17,500,000	17,500,000
Houston Higher Ed. Fin. Corp. Participating VRDN Series 014303, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Participating VRDN Series PT 1, 3.6% (Liquidity Facility BNP Paribas SA) (b)(c)	15,225,000	15,225,000
Hunt County Indl. Dev. Corp. (Trico Industries, Inc. Proj.) Series 1987, 3.5%, LOC ABN-AMRO Bank NV, VRDN (b)	5,000,000	5,000,000
Hurst Euless Bedford Independent School District Participating VRDN Series SG 98, 3.55% (Liquidity Facility Societe Generale) (b)(c)	6,000,000	6,000,000

	Principal Amount	Value (Note 1)
Lower Colorado River Auth. Rev. Participating VRDN:
Series 004302, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	$ 5,880,000	$ 5,880,000
Series 994302, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	6,000,000	6,000,000
Series PA 575, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,495,000	7,495,000
North East Texas Independent School District Participating VRDN Series PT 1249, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	18,340,000	18,340,000
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 3.5% tender 5/24/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	3,500,000	3,500,000
Plano Health Facilities Dev. Corp. Hosp. Rev. Bonds (Childrens & Presbyterian Health Care Ctr. Proj.) 3.5% tender 4/10/01 (MBIA Insured) (Liquidity Facility Chase Bank of Texas NA), CP mode	3,200,000	3,200,000
San Antonio Elec. & Gas Rev. Participating VRDN:
Series MSDW 00 469, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	5,000,000	5,000,000
Series SG 105, 3.55% (Liquidity Facility Societe Generale) (b)(c)	30,100,000	30,100,000
Series SG 107, 3.55% (Liquidity Facility Societe Generale) (b)(c)	9,880,000	9,880,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 3.55% (Liquidity Facility Societe Generale) (b)(c)	2,100,000	2,100,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	2,300,000	2,300,000
Tarrant County Health Facilities Dev. Corp. Rev. (Advantist Health Sys. Sunbelt) Series 1996 A, 3.5%, LOC Suntrust Bank, VRDN (b)	12,295,000	12,295,000
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series PT 9, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	885,000	885,000
Texas Dept. Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series PA 126, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,712,000	1,712,000
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/02	6,900,000	7,191,718
TRAN 5.25% 8/31/01	48,300,000	48,552,522
Texas Pub. Fin. Auth. Rev. Series 1993 A, 3.2% 4/2/01, CP	16,700,000	16,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Univ. of Texas Univ. Rev. Participating VRDN:
Series MSDW 98 97, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	$ 7,400,000	$ 7,400,000
Series SGA 79, 3.6% (Liquidity Facility Societe Generale) (b)(c)	3,700,000	3,700,000
		353,531,240
Utah - 1.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series PT 383, 4.15%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,995,000	9,995,000
Series 1998 B4, 3.2% 9/11/01, CP	3,500,000	3,500,000
Series 1998 B5:
3.2% 8/10/01, CP	4,000,000	4,000,000
3.55% 4/11/01, CP	6,200,000	6,200,000
		23,695,000
Virginia - 3.5%
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
3.25% tender 9/11/01, CP mode	2,000,000	2,000,000
3.45% tender 7/25/01, CP mode	2,200,000	2,200,000
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 3.25% tender 9/11/01, CP mode	4,700,000	4,700,000
Series 1987 B, 3.2% tender 8/16/01, CP mode	1,100,000	1,100,000
Henrico County Indl. Dev. Auth. (Hermitage at Cedarfield Proj.) Series 1998, 3.55%, LOC Bank of America NA, VRDN (b)	2,810,000	2,810,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984, 3.5% tender 4/19/01, CP mode	2,200,000	2,200,000
Series 1985:
3.2% tender 8/16/01, CP mode	1,000,000	1,000,000
4.25% tender 6/20/01, CP mode	9,000,000	9,000,000
4.3% tender 6/8/01, CP mode	1,000,000	1,000,000
Newport News Gen. Oblig. BAN 3.75% 10/1/01	2,800,000	2,804,135
Richmond Gen. Oblig. RAN 5% 6/15/01	11,000,000	11,014,360
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating VRDN Series MSDW 00 218, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	9,290,000	9,290,000

	Principal Amount	Value (Note 1)
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 3.55% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)	$ 12,785,000	$ 12,785,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 3.25% tender 9/11/01, CP mode	5,600,000	5,600,000
		67,503,495
Washington - 5.4%
Clark County Pub. Util. District #1 Elec. Rev. BAN 4% 3/26/02	3,400,000	3,424,914
Energy Northwest Elec. Rev. Participating VRDN Series PA 825, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,245,000	6,245,000
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	1,800,000	1,800,000
Port Seattle Gen. Oblig. Series A:
3.2% 9/11/01, LOC Bank of America NA, CP	1,635,000	1,635,000
3.4% 7/26/01, LOC Bank of America NA, CP	1,000,000	1,000,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 85, 3.85% (Liquidity Facility Societe Generale) (b)(c)	10,000,000	10,000,000
Seattle Muni. Swr. Rev. Participating VRDN Series MSDW 00 236, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	12,097,500	12,097,500
Spokane Gen. Oblig. TRAN 4.75% 4/2/01	5,500,000	5,500,072
Tacoma Elec. Sys. Rev. Participating VRDN Series MSDW 00 219, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	5,265,000	5,265,000
Vancouver Washington Wtr. & Swr. Rev. Participating VRDN Series MSDW 00 260, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	2,500,000	2,500,000
Washington Gen. Oblig. Participating VRDN:
Series 004703, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	9,140,000	9,140,000
Series 004704, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	3,065,000	3,065,000
Series 004705, 3.55% (Liquidity Facility Citibank NA, New York) (b)(c)	3,600,000	3,600,000
Series MSDW 00 390, 3.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(c)	7,960,000	7,960,000
Series RobIns 6, 3.55% (Liquidity Facility Bank of New York NA) (b)(c)	13,095,000	13,095,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series SGA 36, 3.6% (Liquidity Facility Societe Generale) (b)(c)	$ 2,000,000	$ 2,000,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series A, 6.875% 7/1/01 (Bonneville Pwr. Admin Guaranteed)	5,000,000	5,142,849
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Participating VRDN Merlots 00 A14, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	5,880,000	5,880,000
Washington State of Higher Ed. Facilities Auth. Rev. (Univ. of Puget Sound Proj.) Series 20001, 3.6%, VRDN (b)	5,310,000	5,310,000
		104,660,335
West Virginia - 0.8%
Cabell County Life Care Facilities Rev. (Foster Foundation Proj.) Series 1998, 3.55%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,920,000	4,920,000
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 3.55%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,670,000	5,670,000
West Virginia Hosp. Fin. Auth. Rev. (WVHA Pooled Ln. Fing. Prog.) Series 2000 A, 3.55%, VRDN (b)	4,800,000	4,800,000
		15,390,000
Wisconsin - 2.0%
Milwaukee County Gen. Oblig. Bonds Series A1, 4% 3/1/02	3,870,000	3,892,405
Oak Creek-Franklin Joint School District Bonds 3.6% 1/4/02 (a)	3,310,000	3,317,183
Wisconsin Gen. Oblig.:
Series 2000 B, 4.35% 4/11/01, CP	5,000,000	5,000,000
Series 2000 C, 3.6% 4/5/01, CP	4,500,000	4,500,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (SSM Healthcare Proj.) Series 1998 B, 3.4% tender 4/4/01 (MBIA Insured) (Liquidity Facility Bank One NA, Chicago), CP mode	4,100,000	4,100,000
(Saint Lukes Med. Ctr. Proj.) Series 1987, 3.55%, LOC Bank One NA, VRDN (b)	8,130,000	8,130,000
Wisconsin Hsg. & Econ. Dev. Auth. Rev. Participating VRDN Series Putters 122, 3.55% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(c)	9,315,000	9,315,000
		38,254,588

	Principal Amount	Value (Note 1)
Wyoming - 0.5%
Lincoln County Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series C, 3.85%, VRDN (b)	$ 4,200,000	$ 4,200,000
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 3.59% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(c)	4,800,000	4,800,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 112, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	980,000	980,000
		9,980,000
TOTAL INVESTMENT PORTFOLIO - 99.4%	1,940,598,782
NET OTHER ASSETS - 0.6%	10,907,643
NET ASSETS - 100%	$ 1,951,506,425
Total Cost for Income Tax Purposes $ 1,940,598,782
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Austin Independent School District Variable Rate TRAN 3.872% 8/31/01	11/28/00	$ 10,000,000
Delaware Hsg. Auth. Bonds Series PA 39, 4.35%, tender 4/19/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/19/00	$ 4,760,000
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series PT 383, 4.15%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/30/00	$ 9,995,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,755,000 or 1.3% of net assets.

Income Tax Information
At May 31, 2000, the fund had a capital loss carryforward of approximately $380,000 of which $191,000 and $189,000 will expire on May 31, 2005 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 1,940,598,782
Cash		9,593,074
Interest receivable		16,440,030
Other receivables		67,581
Total assets		1,966,699,467
Liabilities
Payable for investments purchased Regular delivery	$ 7,700,673
Delayed delivery	3,317,183
Share transactions in process	25,962
Distributions payable	3,712,118
Accrued management fee	275,380
Distribution fees payable	21,696
Other payables and accrued expenses	140,030
Total liabilities		15,193,042
Net Assets		$ 1,951,506,425
Net Assets consist of:
Paid in capital		$ 1,951,966,492
Accumulated net realized gain (loss) on investments		(460,067)
Net Assets		$ 1,951,506,425
Class I: Net Asset Value, offering price and redemption price per share ($1,852,106,888 ÷ 1,852,543,521 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($15,582,400 ÷ 15,586,074 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($83,817,137 ÷ 83,836,897 shares)		$1.00

Statement of Operations

	Year ended March 31, 2001
Investment Income Interest		$ 79,039,921
Expenses
Management fee	$ 3,841,462
Transfer agent fees
Class I	371,671
Class II	6,634
Class III	17,056
Distribution fees
Class II	44,080
Class III	226,676
Accounting fees and expenses	228,210
Non-interested trustees' compensation	7,443
Custodian fees and expenses	55,222
Registration fees	191,267
Audit	73,928
Legal	6,286
Miscellaneous	5,494
Total expenses before reductions	5,075,429
Expense reductions	(1,188,945)	3,886,484
Net investment income		75,153,437
Net Realized Gain (Loss) on Investments		29,540
Net increase in net assets resulting from operations		$ 75,182,977

See accompanying notes which are an integral part of the financial statements.

Annual Report

Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2001	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 75,153,437	$ 67,029,311
Net realized gain (loss)	29,540	(339,128)
Net increase (decrease) in net assets resulting from operations	75,182,977	66,690,183
Distributions to shareholders from net investment income:
Class I	(70,732,557)	(61,397,342)
Class II	(1,123,014)	(1,287,490)
Class III	(3,297,866)	(4,344,479)
Total distributions	(75,153,437)	(67,029,311)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	26,659,250	(50,895,402)
Class II	(10,357,237)	2,362,874
Class III	(134,371,236)	169,396,895
Total share transactions	(118,069,223)	120,864,367
Total increase (decrease) in net assets	(118,039,683)	120,525,239
Net Assets
Beginning of period	2,069,546,108	1,949,020,869
End of period	$ 1,951,506,425	$ 2,069,546,108

Financial Highlights - Class I

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.039	.033	.032	.035	.033
Less Distributions
From net investment income	(.039)	(.033)	(.032)	(.035)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	4.02%	3.38%	3.28%	3.60%	3.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,852,107	$ 1,825,452	$ 1,876,635	$ 2,135,884	$ 2,022,191
Ratio of expenses to average net assets	.20% B	.20% B	.20% B	.20% B	.20% B
Ratio of expenses to average net assets after expense reductions	.19% C	.20%	.20%	.20%	.20%
Ratio of net investment income to average net assets	3.93%	3.32%	3.24%	3.54%	3.34%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.038	.032	.031	.034	.032
Less Distributions
From net investment income	(.038)	(.032)	(.031)	(.034)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.86%	3.22%	3.13%	3.44%	3.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,582	$ 25,937	$ 23,579	$ 30,829	$ 60,247
Ratio of expenses to average net assets	.35% B	.35% B	.35% B	.35% B	.35% B
Ratio of expenses to average net assets after expense reductions	.34% C	.35%	.35%	.35%	.35%
Ratio of net investment income to average net assets	3.82%	3.13%	3.05%	3.41%	3.21%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class III

Years ended March 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.037	.031	.030	.033	.031
Less Distributions
From net investment income	(.037)	(.031)	(.030)	(.033)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.76%	3.12%	3.03%	3.34%	3.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 83,817	$ 218,157	$ 48,807	$ 37,272	$ 26,313
Ratio of expenses to average net assets	.45% B	.45% B	.45% B	.45% B	.45% B
Ratio of expenses to average net assets after expense reductions	.44% C	.45%	.45%	.45%	.45%
Ratio of net investment income to average net assets	3.64%	3.14%	2.98%	3.28%	3.09%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2001

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

Each fund offers Class I, Class II, and Class III shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For Tax-Exempt Portfolio, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Money Market Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

When-Issued Securities. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Joint Trading Account.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated January 4, 2001, due April 4, 2001	5.80%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$400,000,000
Aggregate maturity amount of agreements	$405,800,000
Aggregate market value of transferred assets	$417,644,784
Coupon rates of transferred assets	6% to 8.5%
Maturity dates of transferred assets	10/1/01 to 3/1/31

Dated January 4, 2001, due April 5, 2001	5.75%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$253,633,681
Aggregate market value of transferred assets	$255,000,518
Coupon rates of transferred assets	5.5% to 8.75%
Maturity dates of transferred assets	3/31/03 to 5/15/20

Dated January 18, 2001, due April 18, 2001	5.62%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$100,000,000
Aggregate maturity amount of agreements	$101,405,000
Aggregate market value of transferred assets	$102,000,000
Coupon rates of transferred assets	5.5% to 8%
Maturity dates of transferred assets	2/1/14 to 3/1/31

Dated February 23, 2001, due April 18, 2001	5.22%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,957,500
Aggregate market value of transferred assets	$256,478,326
Coupon rates of transferred assets	0% to 8.5%
Maturity dates of transferred assets	9/27/01 to 2/15/20

Dated March 5, 2001, due April 5, 2001	5.25%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$200,000,000
Aggregate maturity amount of agreements	$200,904,167
Aggregate market value of transferred assets	$204,820,836
Coupon rates of transferred assets	6% to 7%
Maturity dates of transferred assets	12/1/13 to 2/1/31

Dated March 7, 2001, due April 9, 2001	5.21%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,193,958
Aggregate market value of transferred assets	$255,918,273
Coupon rates of transferred assets	6% to 7%
Maturity dates of transferred assets	8/1/25 to 1/1/31

Dated March 12, 2001, due April 11, 2001	5.12%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,066,667
Aggregate market value of transferred assets	$257,672,459
Coupon rates of transferred assets	0% to 8.5%
Maturity dates of transferred assets	3/1/17 to 3/1/33

Dated March 13, 2001, due April 16, 2001	5.09%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$502,403,611
Aggregate market value of transferred assets	$511,326,060
Coupon rates of transferred assets	6% to 7%
Maturity dates of transferred assets	2/1/09 to 4/1/31

Dated March 13, 2001, due June 11, 2001	4.83%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$150,000,000
Aggregate maturity amount of agreements	$151,811,250
Aggregate market value of transferred assets	$153,733,681
Coupon rates of transferred assets	5.75%
Maturity dates of transferred assets	6/30/01

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated March 14, 2001, due May 14, 2001	4.99%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$504,227,639
Aggregate market value of transferred assets	$516,143,499
Coupon rates of transferred assets	0% to 12%
Maturity dates of transferred assets	8/1/01 to 3/1/31

Dated March 14, 2001, due June 11, 2001	4.83%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$200,000,000
Aggregate maturity amount of agreements	$202,388,167
Aggregate market value of transferred assets	$204,493,902
Coupon rates of transferred assets	0% to 11.75%
Maturity dates of transferred assets	9/27/01 to 11/15/16

Dated March 22, 2001, due May 21, 2001	4.72%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,966,667
Aggregate market value of transferred assets	$265,248,832
Coupon rates of transferred assets	5.88% to 12.38%
Maturity dates of transferred assets	3/31/01 to 5/15/06

Dated March 22, 2001, due May 24, 2001	4.78%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,091,250
Aggregate market value of transferred assets	$255,000,000
Coupon rates of transferred assets	6% to 10%
Maturity dates of transferred assets	1/1/04 to 4/1/31

Dated March 23, 2001, due May 24, 2001	4.79%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,062,361
Aggregate market value of transferred assets	$255,240,143
Coupon rates of transferred assets	0% to 6.55%
Maturity dates of transferred assets	6/21/01 to 12/2/13

Dated March 26, 2001, due May 22, 2001	4.70%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,860,417
Aggregate market value of transferred assets	$255,199,101
Coupon rates of transferred assets	0% to 10.38%
Maturity dates of transferred assets	9/27/01 to 11/15/28

Dated March 27, 2001, due June 25, 2001	4.58%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$300,000,000
Aggregate maturity amount of agreements	$303,435,000
Aggregate market value of transferred assets	$306,199,490
Coupon rates of transferred assets	0% to 11.75%
Maturity dates of transferred assets	7/31/01 to 2/15/29

Dated March 30, 2001, due April 2, 2001	5.27%
Number of dealers or banks	3
Maximum amount with one dealer or bank	72.8%
Aggregate principal amount of agreements	$699,669,000
Aggregate maturity amount of agreements	$699,976,430
Aggregate market value of transferred assets	$714,506,829
Coupon rates of transferred assets	5.5% to 12%
Maturity dates of transferred assets	8/15/05 to 5/15/30

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated March 30, 2001, due April 2, 2001	5.28%
Number of dealers or banks	14
Maximum amount with one dealer or bank	24.2%
Aggregate principal amount of agreements	$7,426,857,000
Aggregate maturity amount of agreements	$7,430,124,192
Aggregate market value of transferred assets	$7,601,831,921
Coupon rates of transferred assets	0% to 15.75%
Maturity dates of transferred assets	3/31/01 to 5/15/30

Dated March 30, 2001, due April 2, 2001	5.28%
Number of dealers or banks	3
Maximum amount with one dealer or bank	51.0%
Aggregate principal amount of agreements	$295,697,000
Aggregate maturity amount of agreements	$295,827,107
Aggregate market value of transferred assets	$303,252,756
Coupon rates of transferred assets	0% to 13.25%
Maturity dates of transferred assets	3/31/01 to 2/15/23

Dated March 30, 2001, due April 2, 2001	5.42%
Number of dealers or banks	6
Maximum amount with one dealer or bank	36.4%
Aggregate principal amount of agreements	$5,498,014,000
Aggregate maturity amount of agreements	$5,500,497,895
Aggregate market value of transferred assets	$5,597,987,818
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	4/1/01 to 12/15/43

Dated March 30, 2001, due April 2, 2001	5.42%
Number of dealers or banks	2
Maximum amount with one dealer or bank	90.9%
Aggregate principal amount of agreements	$550,000,000
Aggregate maturity amount of agreements	$550,248,417
Aggregate market value of transferred assets	$561,026,117
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	4/1/01 to 8/6/38

Dated March 30, 2001, due May 30, 2001	4.71%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$300,000,000
Aggregate maturity amount of agreements	$302,394,250
Aggregate market value of transferred assets	$306,004,676
Coupon rates of transferred assets	5% to 14%
Maturity dates of transferred assets	2/15/11 to 5/15/30

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of the fund's average net assets.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service plans with respect to Class II and Class III shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each applicable class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class II	.15%
Class III	.25%

For the period the following amounts were retained by FDC:

	Class II	Class III
Treasury Only Portfolio	$ 639	$ 6,353
Treasury Portfolio	$ 4,223	$ 113,190
Government Portfolio	$ -	$ 9,362
Domestic Portfolio	$ -	$ 15,548
Money Market Portfolio	$ 3,854	$ 2,822
Tax-Exempt Portfolio	$ 652	$ 2,326

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the funds. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with
Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements.

For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of average net assets:

	Class I	Class II	Class III
Treasury Only Portfolio	.02%	.03%	.02%
Treasury Portfolio	.02%	.02%	.02%
Government Portfolio	.02%	.02%	.02%
Domestic Portfolio	.02%	.02%	.02%
Money Market Portfolio	.02%	.02%	.02%
Tax-Exempt Portfolio	.02%	.02%	.02%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each fund) above an annual rate of .20% (.18% for Money Market Portfolio) of average net assets. For the period, the reimbursement reduced expenses by the following:

	Class I	Class II	Class III
Treasury Only Portfolio	$ 578,588	$ 33,294	$ 83,435
Treasury Portfolio	$ 1,613,069	$ 146,919	$ 1,211,648
Government Portfolio	$ 3,623,687	$ 315,554	$ 588,015
Domestic Portfolio	$ 2,515,314	$ 405,821	$ 839,775
Money Market Portfolio	$ 9,836,365	$ 129,191	$ 431,749
Tax-Exempt Portfolio	$ 925,367	$ 16,759	$ 48,388

In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, custodian fees were reduced by $19,273, $4,430, $1,981, and $5,678 under this arrangement for Treasury Only, Government, Domestic and Money Market Portfolios, respectively.

Through arrangements with the Tax-Exempt Portfolio's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Tax-Exempt Portfolio's custodian and accounting fees were reduced by $55,077 and $76,132, respectively, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class I	$ 66,869
Class II	353
67,222

6. Beneficial Interest.

At the end of the period, FMR was record owner of more than 5% of the outstanding shares of Money Market Portfolio, and certain unaffiliated shareholders were each record owners of 10% or more of the total outstanding shares of the following funds:

Beneficial Interest
Fund	Number of Shareholders	% Ownership
Treasury Portfolio	1	31%
Domestic Portfolio	1	17%
Tax-Exempt Portfolio	1	13%

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Year ended March 31,	Year ended March 31,
	2001	2000
Treasury Only Portfolio Class I Shares sold	3,395,999,632	3,967,330,547
Reinvestment of distributions from net investment income	25,624,314	15,127,535
Shares redeemed	(3,501,686,672)	(3,798,937,455)
Net increase (decrease)	(80,062,726)	183,520,627
Treasury Only Portfolio Class II Shares sold	457,380,391	166,319,318
Reinvestment of distributions from net investment income	2,274,763	1,693,992
Shares redeemed	(392,081,068)	(173,334,570)
Net increase (decrease)	67,574,086	(5,321,260)
Treasury Only Portfolio Class III Shares sold	479,539,325	520,155,983
Reinvestment of distributions from net investment income	6,652,254	3,169,293
Shares redeemed	(466,963,354)	(463,083,114)
Net increase (decrease)	19,228,225	60,242,162
Treasury Portfolio Class I Shares sold	64,367,202,066	58,566,500,026
Reinvestment of distributions from net investment income	98,312,563	97,213,459
Shares redeemed	(63,775,163,443)	(58,137,676,355)
Net increase (decrease)	690,351,186	526,037,130
Treasury Portfolio Class II Shares sold	3,267,862,393	5,055,389,738
Reinvestment of distributions from net investment income	2,121,998	2,795,307
Shares redeemed	(3,424,107,432)	(4,957,407,451)
Net increase (decrease)	(154,123,041)	100,777,594
Treasury Portfolio Class III Shares sold	22,829,809,537	25,826,661,884
Reinvestment of distributions from net investment income	50,307,674	39,791,991
Shares redeemed	(22,228,540,900)	(25,663,979,705)
Net increase (decrease)	651,576,311	202,474,170
Government Portfolio Class I Shares sold	65,506,826,924	44,437,490,145
Reinvestment of distributions from net investment income	190,669,314	109,031,999
Shares redeemed	(62,589,659,733)	(43,410,140,493)
Net increase (decrease)	3,107,836,505	1,136,381,651
Government Portfolio Class II Shares sold	5,948,639,902	4,993,706,204
Reinvestment of distributions from net investment income	18,198,801	17,063,776
Shares redeemed	(5,646,373,621)	(4,923,045,293)
Net increase (decrease)	320,465,082	87,724,687
Government Portfolio Class III Shares sold	10,383,029,365	12,284,786,587
Reinvestment of distributions from net investment income	42,242,978	36,220,321
Shares redeemed	(10,485,901,583)	(12,061,202,281)
Net increase (decrease)	(60,629,240)	259,804,627

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Year ended March 31,	Year ended March 31,
	2001	2000
Domestic Portfolio Class I Shares sold	68,528,505,174	40,236,172,462
Reinvestment of distributions from net investment income	164,189,879	103,375,051
Shares redeemed	(66,226,030,519)	(38,207,034,017)
Net increase (decrease)	2,466,664,534	2,132,513,496
Domestic Portfolio Class II Shares sold	14,083,604,028	3,987,065,006
Reinvestment of distributions from net investment income	23,973,801	14,240,075
Shares redeemed	(13,128,443,115)	(4,010,059,527)
Net increase (decrease)	979,134,714	(8,754,446)
Domestic Portfolio Class III Shares sold	10,780,803,398	8,925,159,763
Reinvestment of distributions from net investment income	76,952,891	37,582,062
Shares redeemed	(10,767,717,826)	(8,118,677,856)
Net increase (decrease)	90,038,463	844,063,969
Money Market Portfolio Class I Shares sold	140,259,295,592	137,392,990,056
Reinvestment of distributions from net investment income	673,583,902	462,354,895
Shares redeemed	(136,580,877,212)	(135,639,685,163)
Net increase (decrease)	4,352,002,282	2,215,659,788
Money Market Portfolio Class II Shares sold	3,708,303,686	2,631,694,505
Reinvestment of distributions from net investment income	12,320,286	6,672,931
Shares redeemed	(3,649,408,173)	(2,528,542,963)
Net increase (decrease)	71,215,799	(109,824,473)
Money Market Portfolio Class III Shares sold	6,687,717,089	7,357,732,082
Reinvestment of distributions from net investment income	35,424,842	28,127,227
Shares redeemed	(6,617,435,670)	(7,355,513,697)
Net increase (decrease)	105,706,261	30,345,612
Tax-Exempt Portfolio Class I Shares sold	6,464,128,864	7,236,350,790
Reinvestment of distributions from net investment income	19,346,440	13,948,536
Shares redeemed	(6,456,816,054)	(7,301,194,728)
Net increase (decrease)	26,659,250	(50,895,402)
Tax-Exempt Portfolio Class II Shares sold	118,269,721	376,606,072
Reinvestment of distributions from net investment income	828,034	1,118,042
Shares redeemed	(129,454,992)	(375,361,240)
Net increase (decrease)	(10,357,237)	2,362,874
Tax-Exempt Portfolio Class III Shares sold	346,908,007	491,472,336
Reinvestment of distributions from net investment income	2,707,113	4,075,144
Shares redeemed	(483,986,356)	(326,150,585)
Net increase (decrease)	(134,371,236)	169,396,895

Annual Report

Independent Auditors' Report

To the Trustees of Colchester Street Trust and Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, (the Funds), funds of Colchester Street Trust, including the portfolios of investments, as of March 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of March 31, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 7, 2001

Annual Report

Annual Report

Annual Report

Annual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Officers

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President - Money Market Portfolio
Robert A. Litterst, Vice President - Treasury Only Portfolio,
Treasury Portfolio and Government Portfolio
Norman U. Lind, Vice President - Tax-Exempt Portfolio
John J. Todd, Vice President - Domestic Portfolio and
Money Market Portfolio
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Marie L. Knowles *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

FIMM-ANN-0501 133360
1.701843.103

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Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com